  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1998.
                                                              FILE NO. 333-47971
                                                              FILE NO. 811-08699
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                                                                             [X]
                       PRE-EFFECTIVE AMENDMENT NO. 2

                        POST-EFFECTIVE AMENDMENT NO.                         [_]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                                                             [X]
                              AMENDMENT NO. 2
                        (CHECK APPROPRIATE BOX OR BOXES)

                                ----------------

                 MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                 MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

                                   COPIES TO:

       PHILIP M. MANDEL, ESQ.                 LEONARD B. MACKEY, JR., ESQ.

  FUND ASSET MANAGEMENT, L.P.                   ROGERS & WELLS LLP
           P.O. BOX 9011                            200 PARK AVENUE
  PRINCETON, NEW JERSEY 08543-9011                 NEW YORK, NY 10166

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

                                ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  MERRIL LYNCH CORPORATE HIGH YIELD FUND, INC.

                             CROSS REFERENCE SHEET

                                   FORM N-1A

  ITEM                                                  LOCATION
  ----                                                  --------
 PART A
   1.   Cover Page....................   Cover Page
   2.   Synopsis......................   Table
  *3.   Condensed Financial Informa-     *
         tion.........................
   4.   General Description of Regis-    Investment Objectives and Policies;
         trant........................    Additional Information
   5.   Management of the Fund........   Fee Table; Performance Information of
                                          a Similar Merrill Lynch Fund;
                                          Investment Adviser; Directors;
                                          Portfolio Transactions; Additional
                                          Information
  *5A.  Management's Discussion of       *
         Fund Performance.............
   6.   Capital Stock and Other Secu-    Cover Page; Dividends, Distributions
         rities.......................    and Taxes; Additional Information;
   7.   Purchase of Securities Being     Fee Table; Purchase of Shares; Merrill
         Offered......................    Lynch Select PricingSM System;
                                          Additional Information
   8.   Redemption or Repurchase......   Fee Table; Redemption of Shares;
                                          Merrill Lynch Select Pricing SM
                                          System; Shareholder Services
  *9.   Pending Legal Proceedings.....   *
 PART B
  10.   Cover Page....................   Cover Page
  11.   Table of Contents.............   Table of Contents
  12.   General Information and Histo-   Additional Information
         ry...........................
  13.   Investment Objectives and Pol-   Investment Objectives and Policies;
         icies........................    Investment Restrictions; Portfolio
                                          Transactions
  14.   Management of the Fund........   Management of the Fund
  15.   Control Persons and Principal    Management of the Fund; Additional
         Holders of Securities........    Information
  16.   Investment Advisory and Other    Management of the Fund; Purchase of
         Services.....................    Shares
  17.   Brokerage Allocation and Other   Portfolio Transactions
         Practices....................
  18.   Capital Stock and Other Secu-    Additional Information
         rities.......................
  19.   Purchase, Redemption and Pric-
         ing of Securities being Of-     Purchase of Shares; Determination of
         fered........................    Net Asset Value; Redemption of
                                          Shares; Systematic Withdrawal Plans;
                                          Retirement Plans; Exchange Privilege;
                                          Additional Information
  20.   Tax Status....................   Dividends, Distributions and Taxes
  21.   Underwriters..................   Distributor
  22.   Calculation of Performance Da-   Performance Data
         ta...........................
  23.   Financial Statements..........   Statement of Assets and Liabilities

PART C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.
--------
* Item inapplicable or answer negative.

PROSPECTUS

APRIL 28, 1998

                 MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.

  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Corporate High Yield Fund, Inc. (the "Fund") is a professionally managed, diversified, open-end investment company that seeks to provide shareholders with current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The
Fund invests primarily in a diversified portfolio of corporate fixed-income securities, such as corporate bonds and notes, convertible securities and preferred stocks. THE FUND MAY INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN FIXED-INCOME SECURITIES THAT ARE RATED IN THE LOWER RATING CATEGORIES OF THE ESTABLISHED RATING SERVICES (BAA OR LOWER BY MOODY'S INVESTORS SERVICE, INC.
OR BBB OR LOWER BY STANDARD & POOR'S RATINGS SERVICES), OR IN UNRATED SECURITIES THAT FUND ASSET MANAGEMENT, L.P. ("FAM" OR THE "INVESTMENT
ADVISER") CONSIDERS TO BE OF COMPARABLE QUALITY. Lower rated securities, commonly known as "junk bonds," generally involve greater risks, including risk of default, volatility of price and risks to principal and income, than securities in the higher rating categories. Because investment in junk bonds entails relatively greater risk of loss of income or principal than an investment in higher-rated securities, an investment in the Fund may not be appropriate for all investors. The Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment plan. Investors should consider these risks carefully before investing. See "Investment Objectives and Policies," page 8. There can be no assurance that the objectives of the Fund will be realized.
                                                  (continued on following page)

                               ----------------

  THESE SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY  THE SECURITIES
     AND EXCHANGE COMMISSION  NOR HAS THE COMMISSION PASSED  UPON THE AC-
        CURACY OR ADEQUACY  OF THIS PROSPECTUS.  ANY REPRESENTATION TO
           THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  This Prospectus sets forth in concise form the information about the Fund that is relevant to making an investment in the Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Fund dated April 28, 1998 (the "Statement of Additional Information") has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing the Fund at the above telephone number or address. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information is incorporated by reference into this prospectus.

                               ----------------

                  FUND ASSET MANAGEMENT -- INVESTMENT ADVISER

             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

(continued from cover page)

  For more information on the Fund's investment objectives and policies, please see "Investment Objectives and Policies" on page 8.

  Pursuant to the Merrill Lynch Select PricingSM System, the Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select PricingSM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Merrill Lynch Select PricingSM System" on page 4.

  Class A and Class D shares of the Fund may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 ((609) 282-2800), or from securities dealers that have entered into selected dealer agreements with the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Class B and Class C shares of the Fund may only be purchased either directly from the Distributor or Merrill Lynch. See "Purchase of Shares." The minimum initial purchase for shares is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial purchase is $100 and the minimum subsequent purchase is $1, and for participants in certain fee-based programs the minimum initial purchase is $500 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent") are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

  A shareholder may have his or her shares redeemed at the net asset value per share of the Fund.

                                   FEE TABLE

  A general comparison of the sales arrangements and other nonrecurring and recurring expenses applicable to shares of the Fund follows.

                                      CLASS A(A)  CLASS B(B)  CLASS C   CLASS D
                                      ----------  ----------  -------   -------
Shareholder Transaction Expenses:
  Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)...................   4.00%(c)     None       None     4.00%(c)
  Sales Charge Imposed on Dividend
   Reinvestments.....................    None        None       None      None
  Deferred Sales Charge (as a
   percentage of original purchase
   price or redemption proceeds,
   whichever is lower)...............    None(d)    4.00%(e)   1.00%(f)   None(d)
  Exchange Fee.......................    None        None       None      None
Annual Fund Operating Expenses:
  Investment Adviser Fees(g).........   0.60%       0.60%      0.60%     0.60%
  12b-1 Fees(h):
    Account Maintenance Fees.........    None       0.25%      0.25%     0.25%
    Distribution Fees................    None       0.50%(i)   0.55%      None
  Other Expenses(j):
    Shareholder Servicing Costs(k)...    .07%        .08%       .08%      .07%
    Other Fees.......................    .17%        .17%       .17%      .17%
                                        -----       -----      -----     -----
      Total Other Expenses...........    .24%        .25%       .25%      .24%
                                        -----       -----      -----     -----
Total Fund Operating Expenses........    .84%       1.60%      1.65%     1.09%
                                        =====       =====      =====     =====

--------

(a) Class A shares are sold to a limited group of investors including existing Class A shareholders, certain retirement plans and participants in certain fee-based programs. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares"--page 23 and "Shareholder Services--Fee-Based Programs"--page 36.

(b) Class B shares convert to Class D shares automatically approximately ten years after initial purchase. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares"--page 25.

(c) Reduced for purchases of $25,000 and over, and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Class A or Class D purchases of $1,000,000 or more may not be subject to an initial sales charge. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares"--page 23.

(d) Class A and Class D shares are not subject to a contingent deferred sales charge ("CDSC"), except that certain purchases of $1,000,000 or more that are not subject to an initial sales charge may instead be subject to a CDSC of 1.0% of amounts redeemed within the first year after purchase. Such CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs"--page 36.

(e) Decreasing 1.0% annually thereafter to 0.0% after the fourth year. The CDSC may be modified in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs"--page 36.

(f) Decreasing 1.0% annually thereafter to 0.0% after the first year. The CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs"--page 36.

(g) See "Investment Adviser"--page 19.

(h) See "Purchase of Shares--Distribution Plans"--page 29.
(i) Class B shares convert to Class D shares automatically after approximately ten years and cease being subject to distribution fees.

(j) Information under "Other Expenses" is estimated for the Fund's first fiscal year ending March 31, 1999.

(k) See "Investment Adviser--Transfer Agency Services"--page 20.

EXAMPLE:

                                                        CUMULATIVE EXPENSES
                                                      PAID FOR THE PERIOD OF:
                                                      ------------------------
                                                        1 YEAR      3 YEARS
                                                      ----------- ------------
An investor would pay the following expenses on a
 $1,000 investment including the maximum $40 initial
 sales charge (Class A and Class D shares only)
 assuming (1) the Total Fund Operating Expenses
 estimated for each class set forth on page 3, (2) a
 5% annual return throughout the periods and (3)
 redemption at the end of the period (including any
 applicable CDSC for Class B and Class C shares):
  Class A...........................................   $        48  $        66
  Class B...........................................   $        56  $        70
  Class C...........................................   $        27  $        52
  Class D...........................................   $        51  $        73

                                                       CUMULATIVE EXPENSES
                                                     PAID FOR THE PERIOD OF:
                                                     ------------------------
                                                       1 YEAR      3 YEARS
                                                     ----------- ------------
An investor would pay the following expenses on the
 same $1,000 investment assuming no redemption at
 the end of the period:
  Class A...........................................  $        48  $        66
  Class B...........................................  $        16  $        50
  Class C...........................................  $        17  $        52
  Class D...........................................  $        51  $        73

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The Example set forth above assumes the reinvestment of all dividends and distributions and utilizes a five percent annual rate of return as mandated by Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF THE FUND AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLE. Class B and Class C shareholders who hold their shares for an extended period of time may pay more in 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charges permitted under the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD"). Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through the Fund's Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                     MERRILL LYNCH SELECT PRICINGSM SYSTEM

  The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. The shares of each class may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. The Merrill Lynch Select PricingSM System is used by more than 50 registered investment companies advised by Merrill Lynch Asset Management, L.P. ("MLAM") or its affiliate, FAM. Funds advised by MLAM or FAM that use the Merrill Lynch Select PricingSM System are referred to herein as "MLAM-advised mutual funds."

  Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs, distribution and account maintenance fees that are imposed on Class B and Class C shares of the Fund, as well as the account maintenance fees that are imposed on the Class D shares of the Fund, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."

  Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

  The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select PricingSM System, followed by a more detailed description of each class and a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System that the investor believes is most beneficial under his or her particular circumstances. More detailed information as to each class of shares is set forth under "Purchase of Shares."


                                             ACCOUNT
                                           MAINTENANCE  DISTRIBUTION       CONVERSION
  CLASS          SALES CHARGE(/1/)             FEE           FEE             FEATURE
--------------------------------------------------------------------------------------------
    A       Maximum 4.00% initial sales         No           No                 No
                 charge(/2/),(/3/)
--------------------------------------------------------------------------------------------
    B     CDSC for a period of four years,     0.25%        0.50%      B shares convert to
              at a rate of 4.0% during                                D shares automatically
          the first year, decreasing 1.0%                              after approximately
               annually to 0.0%(/4/)                                      ten years(/5/)
--------------------------------------------------------------------------------------------
    C          1.0% CDSC for one year          0.25%        0.55%               No
              decreasing to 0.0%(/6/)
--------------------------------------------------------------------------------------------
    D           Maximum 4.0% initial           0.25%         No                 No
                 sales charge(/3/)

--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. Contingent deferred sales charges ("CDSCs") are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

                                   (footnotes continued on following page)

(2) Offered only to eligible investors. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares--Eligible Class A Investors."
(3) Reduced for purchases of $25,000 or more and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but, if the initial sales charge is waived, may be subject to a 1.0% CDSC if redeemed within one year. Such CDSC may be waived in connection with certain fee-based programs. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply. See "Class A" and "Class D" below.
(4) The CDSC may be modified in connection with certain fee-based programs.
(5) The conversion period for dividend reinvestment shares and the conversion and holding periods for certain retirement plans were modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have an eight-year conversion period. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.
(6) The CDSC may be waived in connection with certain fee-based programs.

Class A: Class A shares of the Fund incur an initial sales charge when they are purchased and bear no ongoing distribution or account maintenance fees. Class A shares of the Fund are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors who currently own Class A shares of the Fund in a shareholder account are entitled to purchase additional Class A shares of the Fund in that account. Other eligible investors include certain retirement plans and participants in certain fee-based programs. In addition, Class A shares will be offered at net asset value to directors and employees of Merrill Lynch & Co., Inc. ("ML & Co.") and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and to members of the Boards of MLAM-advised mutual funds. The maximum initial sales charge of 4.00% is reduced for purchases of $25,000 and over, and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived such purchases may be subject to a 1.0% CDSC if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. Sales charges also are reduced under a right of accumulation that takes into account the investor's holdings of all classes of all MLAM-advised mutual funds. See "Purchase of Shares-- Initial Sales Charge Alternatives--Class A and Class D Shares."

Class B: Class B shares of the Fund do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% of the Fund's average net assets attributable to Class B shares, an ongoing distribution fee of 0.50% of average net assets attributable to Class B shares, and a CDSC if they are redeemed within four years of purchase. Such CDSC may be modified in connection with certain fee-based programs. Approximately ten years after issuance, Class B shares of the Fund will convert automatically into Class D shares of the Fund, which are subject to an account maintenance fee but no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired. Automatic conversion of Class B shares into Class D shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The conversion period for dividend reinvestment shares and the conversion and holding periods for certain retirement plans is modified as described under "Purchase of Shares-- Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares."

Class C: Class C shares of the Fund do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% of the Fund's average net assets and an ongoing distribution fee of 0.55% of the Fund's average net assets. Class C shares are also subject to a 1.0% CDSC if they are redeemed within one year of purchase. Such CDSC may be waived in connection with certain fee-based programs. Although Class C shares are subject to a CDSC for only one year, Class C shares have no conversion feature and, accordingly, an investor who purchases Class C shares will be subject to distribution fees that will be imposed on Class C shares for an indefinite period subject to annual approval by the Fund's Board of Directors and regulatory limitations.

Class D: Class D shares of the Fund incur an initial sales charge when they are purchased and are subject to an ongoing account maintenance fee of 0.25% of the Fund's average net assets. Class D shares are not subject to an ongoing distribution fee or any CDSC when they are redeemed. The maximum initial sales charge of 4.00% is reduced for purchases of $25,000 and over. Purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived such purchases may be subject to a 1.0% CDSC if the shares are redeemed within one year of purchase. Such CDSC may be waived in connection with certain fee-based programs. The schedule of initial sales charges and reductions for Class D shares is the same as the schedule for Class A shares, except that there is no waiver for purchases in connection with certain fee-based programs. Class D shares also will be issued upon conversion of Class B shares as described above under "Class B." See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares."

  The following is a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System that the investor believes is most beneficial under his or her particular circumstances.

  Initial Sales Charge Alternatives. Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because of the account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee.

Although some investors who previously purchased Class A shares may no longer be eligible to purchase Class A shares of other MLAM-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charges on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

  Deferred Sales Charge Alternatives. Because no initial sales charges are deducted at the time of purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares of the Fund will be converted into Class D shares of the Fund after a conversion period of approximately ten years, and thereafter investors will be subject to lower ongoing fees.

  Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Other investors, however, may elect to purchase Class C shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds. Although Class C shareholders are subject to a shorter CDSC period at a lower rate, they forgo the Class B conversion feature, making their investment subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the NASD, the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares--Limitations on the Payment of Deferred Sales Charges."

                      INVESTMENT OBJECTIVES AND POLICIES

  The primary investment objective of the Fund is to obtain current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. These investment objectives are a fundamental policy of the Fund and may not be changed without a vote of the majority of the outstanding voting securities of the Fund. The Fund seeks to achieve its objectives by investing in a diversified portfolio of corporate fixed-income securities, such as corporate bonds and notes, convertible securities and preferred stocks. There can be no assurance that the objective of the Fund can be attained.

  The Fund seeks current income by investing primarily in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc.

("Moody's") and BBB or lower by Standard & Poor's Ratings Group ("S&P")), or in unrated securities considered by the Investment Adviser to be of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P, and unrated securities of comparable quality, are commonly known as "junk bonds." See "Appendix: Description of Corporate Bond Ratings" for additional information concerning rating categories. Junk bonds may constitute as much as 100% of the Fund's investments. Although junk bonds can be expected to provide higher yields, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. See "Risk Factors in Transactions in Junk Bonds." Because investment in junk bonds entails relatively greater risk of loss of income or principal than an investment in higher-rated securities, an investment in the Fund may not be appropriate for all investors. The Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment plan. Purchasers should carefully assess the risks associated with an investment in the Fund.

  The securities in which the Fund will invest will vary from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Fund anticipates that under normal circumstances more than 90% of its assets will be invested in fixed-income securities, including convertible and nonconvertible debt securities and preferred stock. In addition, as a matter of investment policy at least 65% of the Fund's total assets will under normal circumstances be invested in corporate securities rated below Baa by Moody's or below BBB by S&P, and unrated securities of comparable quality. Up to 15% of the Fund's total assets may be invested in Corporate Loans (as defined below). Up to 10% of the Fund's total assets may be invested in Distressed Securities (as defined below), which includes publicly offered or privately placed debt securities and Corporate Loans that, at the time of investment, are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal or payment of interest or are rated in the lowest rating categories (Ca or lower by Moody's and CC or lower by S&P), or that, if unrated, are in the judgment of the Investment Adviser of comparable quality. For these reasons, an investment in the Fund may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. See "Risk Factors in Transactions in Corporate Loans" and "Risk Factors in Transactions in Distressed Securities." The remaining assets of the Fund may be held in cash or, as described herein, may be used in connection with hedging transactions in futures contracts, related options, and options on debt securities, or in connection with non-hedging transactions in options on debt securities. The Fund does not intend to invest in common stocks, rights or other equity securities, but may acquire or hold such securities (if consistent with its objectives) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

  Selection and supervision by the management of the Fund of portfolio investments involve continuous analysis of individual issuers, general business conditions and other factors that may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Investment Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated change in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than mutual funds that invest in higher-rated securities. Although the Fund will invest primarily in lower-rated securities, other than with respect to Distressed Securities (which are discussed below) it will not invest in securities in the lowest rating categories (Ca or below for Moody's and CC or below for S&P) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. Securities that are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

  In furtherance of its primary investment objective, the Fund may also invest up to 15% of its total assets in secondary market purchases of loans extended to corporate borrowers by commercial banks and other financial institutions ("Corporate Loans"). As in the case of junk bonds, the Corporate Loans in which the Fund may invest may be rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by S&P), or may be unrated investments of comparable quality. As in the case of junk bonds, such Corporate Loans can be expected to provide higher yields than lower-yielding, higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. As discussed below under "Risk Factors in Transactions in Corporate Loans," however, there are some significant differences between Corporate Loans and junk bonds.

  The Fund may also from time to time invest up to 10% of its assets in securities that are the subject of bankruptcy proceedings or otherwise in default or in significant risk of being in default ("Distressed Securities"). Distressed Securities that are in default or in risk of being in default but not yet in bankruptcy proceedings may be the subject of a pre-bankruptcy exchange offer pursuant to which holders of the Distressed Securities receive securities or assets in exchange for the Distressed Securities. Holders of Distressed Securities that are the subject of bankruptcy proceedings may, following approval of a plan of reorganization by the bankruptcy court, receive securities or assets in exchange for the Distressed Securities. Generally, the Fund will invest in Distressed Securities when the Investment Adviser anticipates that it is reasonably likely that the securities will be subject to such an exchange offer or plan of reorganization, as to which there can be no assurance. Normally, the Fund will invest in Distressed Securities at a price that represents a significant discount from the principal amount due on maturity of the securities. The Fund will invest in Distressed Securities when the Investment Adviser believes that, based on its analysis of the asset values of the issuer of the Distressed Securities and the issuer's overall business prospects, upon completion of an exchange offer or plan of reorganization with respect to the Distressed Securities the Fund would receive, in exchange for its Distressed Securities, securities or assets with terms and credit characteristics that offer the Fund significant opportunities for capital appreciation and future high rates of current income. See "Risk Factors in Transactions in Distressed Securities."

  When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield. In addition, under unusual market or economic conditions, the Fund for temporary defensive or other purposes may invest up to 100% of its assets in securities issued or guaranteed by the United States Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

  The Fund is permitted to enter into transactions in futures contracts and options thereon solely for the purpose of hedging the Fund against adverse movements in the market value of fixed-income securities held by the Fund, or that it intends to purchase, and not for the purpose of speculation. Transactions in options on debt securities also may be entered into for such hedging purposes, as well as for non-hedging purposes intended to increase the Fund's returns. For a more complete description of futures and options transactions, see "Interest Rate Futures and Options Thereon" below and "Options on Debt Securities" below and in the Statement of Additional Information.

RISK FACTORS IN TRANSACTIONS IN JUNK BONDS

  Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While most of the high-yield bonds in which the Fund may invest do not include securities that, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

  Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

  Junk bonds tend to be more volatile than higher rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher rated fixed-income securities. Like higher rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher rated fixed-income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Fund receives for its junk bonds to be reduced, or the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

RISK FACTORS IN TRANSACTIONS IN CORPORATE LOANS

  As in the case of junk bonds, the Corporate Loans in which the Fund may invest can be expected to provide higher yields than lower-yielding, higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Corporate Loans and junk bonds. Corporate Loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the Corporate Loans will be repaid in full. Corporate Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate ("LIBOR"). Consequently, the value of Corporate Loans held by the Fund may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for Corporate Loans is not as well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.

  The Fund may acquire interests in Corporate Loans by means of a novation, assignment or participation. In a novation, the Fund would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, the Fund may purchase an assignment, in which case the Fund may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

RISK FACTORS IN TRANSACTIONS IN DISTRESSED SECURITIES

  Investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund pursues its secondary objective of capital appreciation through investment in Distressed Securities, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund will only make such investments when the Investment Adviser believes it is reasonably likely that the issuer of the securities will make an exchange offer or will be the subject of a plan of reorganization; however, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed, and the Fund may be required to bear certain expenses to protect its interest in the course of negotiations surrounding any potential exchange offer or plan of reorganization. In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. In addition, as a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issue of Distressed Securities, the Fund may be precluded from disposing of such securities.

INVESTMENTS IN FOREIGN SECURITIES

  The Fund may invest in securities issued by foreign governments (or political subdivisions or instrumentalities thereof) or foreign companies (collectively, "Foreign Securities"). The Fund may only invest in Foreign Securities if, at the time of acquisition, no more than 25% of its total assets (taken at market value at the time of the investment) would be invested in Foreign Securities following such investment. Certain Foreign Securities may be subject to non-U.S. withholding taxes. In addition, investment in Foreign Securities entails certain risks, which are discussed below.

  Public Information. Many of the Foreign Securities held by the Fund will not be registered with the Commission nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about the foreign issuer of such securities than about a U.S. issuer, and such foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. issuers. Traditional investment measurements, as used in the United States, may not be applicable to such securities, particularly those issued in certain smaller, emerging foreign capital markets. Foreign issuers, and issuers in smaller, emerging capital markets in particular, generally are not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic issuers.

  Trading Volume, Clearance and Settlement. Foreign financial markets, while often growing in trading volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security, or if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  Government Supervision and Regulation. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

  With respect to certain foreign countries there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain Foreign Securities may be subject to non-U.S. withholding taxes.

INTEREST RATE FUTURES AND OPTIONS THEREON

  The Fund may engage in hedging transactions in bond futures contracts and options thereon. The Fund currently may trade only in futures contracts on U.S. Treasury bonds, bills and notes and Government National Mortgage Association ("GNMA") mortgage-backed certificates and options on such futures contracts. However, under its investment restrictions, the Fund is permitted to trade in such additional types of interest rate futures contracts and options thereon as its Board of Directors determines is appropriate for trading by the Fund, subject to the restrictions noted below. Reference is made to the Statement of Additional Information for a further description of the various instruments and related portfolio strategies that may be used by the Fund.

  Futures. The Fund may engage in transactions in futures contracts and options thereon. Futures are standardized, exchange-traded derivatives contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. The Fund does not intend to take delivery of the commodities or instruments underlying its transactions in futures contracts. Options on futures are options to either buy (call) or sell (put) a futures contract at a specified price prior to a specified date. No price is paid upon entering into a futures contract (although a fee, or option premium, is generally paid to the seller of an option on a futures contract at the initiation of the transaction). Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The Fund may sell futures contracts or purchase put options on futures contracts in anticipation of an increase in interest rates. Generally, as interest rates rise, the market value of the fixed-income securities held by the Fund will fall, reducing its net asset value. The sale of futures contracts may limit the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contracts prior to the futures contracts' expiration date. In the event the market value of the portfolio holdings correlated with the futures contracts increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower overall return than would have been realized without the purchase of the futures contracts.

  The Fund may purchase futures contracts or purchase call options on futures contracts in anticipation of a decrease in interest rates. Generally, as interest rates decrease, the market value of fixed-income securities that the Fund may be considering purchasing will increase. The purchase of futures contracts may protect the Fund from having to pay more for such securities when it identifies specific securities it wishes to purchase. In the event that such securities decline in value or the Fund determines not to purchase any additional securities, however, it may realize a loss relating to the futures position.

  The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying security is a bond, bond index or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent it from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

  Risk Factors in Futures and Options on Futures. Use of futures and options on futures for hedging purposes involves the risk of imperfect correlation in movements in the value of the futures contract and the value of the fixed-income securities being hedged. An increase or decrease in the general level of interest rates can generally be expected to have a broadly similar effect on the market value of government securities on which futures contracts are based and on the market value of the corporate fixed-income securities in which the Fund will primarily invest, but it is unlikely that the changes in value of government securities and corporate fixed-income securities will be perfectly correlated. In addition, disparities in the average maturity of the Fund's investments compared to a financial instrument on which a futures contract is based may also affect the correlation of price movements. If the value of the futures contract moves more or less than the value of the hedged corporate fixed-income securities that the Fund owns or anticipates purchasing, the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged fixed-income securities.

  Transactions in futures and options on futures may expose the Fund to potential losses that exceed the amount originally invested by the Fund in such instruments. When the Fund engages in such a transaction, it will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

OTHER PORTFOLIO STRATEGIES

  The Fund may engage in the portfolio strategies described below and may also lend portfolio securities, and invest in restricted securities and foreign securities. Reference is made to the Statement of Additional Information for a more complete description of such strategies.

  Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return for the Fund insulated from market fluctuations during such period. In the event of default by the seller under a repurchase agreement, the Fund will continue to hold the seller's securities as collateral but may suffer time delays and incur costs or possible losses in connection with such transactions.

  Forward Commitments. The Fund may purchase securities on a when-issued basis or forward commitment basis, and may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Fund will establish a segregated account in connection with such transactions in which the Fund will deposit liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

  Restricted Securities. From time to time the Fund may invest in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act of 1933 (the "Securities Act") on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without registration, such resale may be permissible only in limited quantities. In either event, the Fund may not be able to sell its restricted securities at a time that, in the judgment of the Investment Adviser, would be most opportune.

  Standby Commitment Agreements. The Fund may from time to time enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed-income security, which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund may be paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security that the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 15% of its assets taken at the time of acquisition of such commitment or security. The Fund will at all times maintain a segregated account with its custodian of cash or liquid, high-grade debt obligations in an amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Options on Debt Securities. The Fund may write call and put options on U.S. Treasury bills, notes and bonds in order to increase the return on their investments and in order to hedge optionable U.S. Treasury securities held by the Fund. The Fund will write only covered call options on debt securities (i.e., options in which it owns the underlying security) or fully funded put options on debt securities (i.e., options in which an amount of cash or short-term securities equal to the exercise price of the put has been segregated with the Fund's custodian). By writing covered options on U.S. Treasury securities, the Fund will be able to increase its return on the underlying securities by the amount of the premium, if the option expires unexercised, or by the amount of any profits earned by closing out the option position. The Fund may be required, however, to forego benefits that could have been obtained from an increase in the value of securities on which a call is written or a decrease in the value of securities on which a put is written. As a result, the Fund may receive less total return, and at other times greater total return, than if it had not written options.

  The Fund also may purchase put options on optionable U.S. Treasury bills, notes and bonds held in the Fund and, under certain limited circumstances described in the Statement of Additional Information, call options on such instruments. Purchases of put options may enable the Fund to limit the risk of declines in the value of the portfolio security underlying the put, until the expiration of the option or the closing of the option transaction. By purchasing a put, however, the Fund will be required to pay the premium, which will reduce the benefits obtained from the transaction.

  Although options written by the Fund may be terminated prior to exercise or expiration by entering into an offsetting transaction, the ability to do so depends upon the presence of a liquid secondary market on the exchange on which the option is traded. If no such market is available, the Fund may be unable to terminate existing positions and may be subject to exercise of the option under unfavorable circumstances. The Fund will enter into transactions in options on debt securities only when the management of the Fund believes that a liquid secondary market for such options is available. Reference is made to the Appendix to the Statement of Additional Information for further information regarding the trading of options on debt securities. Exchanges generally introduce options series on specific issues of U.S. Treasury bonds and notes as such securities are issued. Such Exchanges, however, do not ordinarily introduce new series of options on such issues to replace expiring series inasmuch as trading interest tends to center on the most recently auctioned issues of Treasury bonds and notes. Consequently, options representing a full range of expirations will not usually be available for every issue on which options are traded.

INVESTMENT RESTRICTIONS

  The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (including a majority of the shares of the Fund). Among such restrictions are prohibitions against the Fund investing more than 5% of its total assets in the securities of any one issuer and investing more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

         PERFORMANCE INFORMATION OF A SIMILAR MERRILL LYNCH FUND

  In managing the Fund's portfolio, the Investment Adviser will use the same investment strategies and techniques that are used by the Investment Adviser in managing the assets of the High Income Portfolio (the "High Income Portfolio") of Merrill Lynch Corporate Bond Fund, Inc. (the "Corporate Bond Fund"), a professionally managed, diversified, open-end investment company consisting of three separate portfolios. The Portfolio Managers of the Fund and the High Income Portfolio are identical. See "Investment Adviser." The investment objectives of the Fund and the High Income Portfolio are substantially identical. See "Investment Objectives and Policies."

  Set forth on the following page are the High Income Portfolio's average annual total returns for the one, five and ten year periods ended on the last day of the High Income Portfolio's most recent fiscal year. The investment performance of the High Income Portfolio is not the investment performance of the Fund. This information is provided solely to illustrate the historical performance achieved by the Investment Adviser in managing a mutual fund with investment objectives that are substantially identical to the investment objectives of the Fund. Certain of the investment policies, strategies and techniques currently applicable to or utilized by the Fund and the High Income Portfolio were not applicable to or employed by the High Income Portfolio during the entire period of its operations. It is important to recognize that the fees and expenses of the Fund are higher than those of the High Income Portfolio. Therefore, if the Fund's fees and expenses had been applicable to the High Income Portfolio during the periods set forth below, the investment performance of the High Income Portfolio would have been lower than its actual performance. In addition, it is also important to recognize that the investment performance of the Fund will differ from the investment performance of the High Income Portfolio. The past performance of the High Income Portfolio should not be viewed as indicative of the Fund's future investment performance. The following data should be read in conjunction with the accompanying notes. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

      AVERAGE ANNUAL TOTAL RETURNS OF THE HIGH INCOME PORTFOLIO(/1/)

                FOR PERIODS ENDED SEPTEMBER 30, 1997(/2/)


                                                                      TEN YEARS/LIFE
       CLASS OF SHARES                 ONE YEAR            FIVE YEARS    OF CLASS
     --------------------------------------------------------------------------------
              A                         10.00%               10.53%       11.82%
     --------------------------------------------------------------------------------
              B                          9.86%               10.60%       11.60%(/3/)
     --------------------------------------------------------------------------------
              C                         12.66%                N/A         12.80%(/4/)
     --------------------------------------------------------------------------------
              D                          9.72%                N/A         11.87%(/5/)

--------

(1) The returns of the High Income Portfolio set forth herein are net of maximum sales charges applicable to the High Income Portfolio and net of all fees (including monthly compensation paid to FAM at the annual rate of 0.55% of the average daily net assets of the High Income Portfolio, with reduced rates applicable to portions of the assets of the High Income Portfolio to the extent that the aggregate of the average daily net assets of the three combined portfolios of the Corporate Bond Fund exceeds $250 million, $500 million and $750 million) and expenses of the High Income Portfolio.

(2) The financial information set forth herein is based upon the annual audits of the financial statements of the High Income Portfolio. Financial statements of the High Income Portfolio for the fiscal year ended September 30, 1997, and the independent auditors' report

                                   (footnotes continued on following page)
  thereon, are included in the Statement of Additional Information of the Corporate Bond Fund. Further information about the performance of the High Income Portfolio is contained in the Corporate Bond Fund's Annual Report, which can be obtained, without charge, upon request.

(3) The average annual total return indicated is for the period October 21, 1988 (commencement of operations of the Class B shares) through September 30, 1997.

(4) The average annual total return indicated is for the period October 21, 1994 (commencement of operations of the Class C shares) through September 30, 1997.

(5) The average annual total return indicated is for the period October 21, 1994 (commencement of operations of the Class D shares) through September 30, 1997.

                              INVESTMENT ADVISER

  The Investment Adviser to the Fund is FAM, an affiliate of MLAM, an indirect subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. The address of FAM is P.O. Box 9011, Princeton, New Jersey 08543-9011. The Asset Management Group of ML & Co. (which includes the Investment Adviser) acts as the investment adviser for more than 100 registered investment companies and offers portfolio management services to individual and institutional accounts. As of March 1998, the Asset Management Group had a total of approximately $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of FAM.

  The Fund has entered into an investment advisory agreement with FAM (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that, subject to the general supervision of the Board of Directors of the Fund, FAM renders investment advice to the Fund and is responsible for the overall management of the Fund's business affairs. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM. As described in the Investment Advisory Agreement, FAM will receive for its services to the Fund monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The Investment Advisory Agreement obligates the Fund to pay certain expenses incurred in its operations, including general administrative expenses.

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM U.K., but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Fund pursuant to the Investment Advisory Agreement. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Accounting services are provided to the Fund by FAM and the Fund reimburses FAM for its costs in connection with such services.

  Vincent T. Lathbury III and Aldona Schwartz serve as the Portfolio Managers of the Fund and are primarily responsible for its day-to-day management. Mr. Lathbury has served as First Vice President of MLAM since 1997, Vice President of MLAM from 1982 to 1997 and Portfolio Manager of the Investment Adviser and MLAM since 1982. Ms. Schwartz has served as a Vice President and Portfolio Manager of the Investment Adviser and MLAM since 1990.

CODE OF ETHICS

  The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 (the "Investment Company Act") that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

TRANSFER AGENCY SERVICES

  The Transfer Agent, a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee of up to $11.00 per Class A or Class D account of the Fund and up to $14.00 per Class B or Class C account of the Fund, and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

                                   DIRECTORS

  The Directors of the Fund consist of six individuals, five of whom are "non-affiliated" persons of the Fund as defined in the Investment Company Act. The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually.

  The Directors of the Fund and their principal employment are as follows:

  Arthur Zeikel*--Chairman of the Investment Adviser and its affiliate, MLAM; Chairman and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML & Co.

  Ronald W. Forbes--Professor of Finance, School of Business, State University of New York at Albany.

  Cynthia A. Montgomery--Professor of Competition and Strategy, Harvard Business School.

  Charles C. Reilly--Self-employed financial consultant; former President and Chief Investment Officer of Verus Capital, Inc.; former Senior Vice President of Arnhold and S. Bleichroeder, Inc.

  Kevin A. Ryan--Professor of Education at Boston University; Founder and current Director of the Boston University Center for the Advancement of Ethics and Character.

  Richard R. West--Dean Emeritus, New York University Leonard N. Stern School of Business Administration.

--------
* Interested person, as defined in the Investment Company Act, of the Fund.

                              PURCHASE OF SHARES


  The Fund continuously offers its shares in four classes at a public offering price equal to the net asset value plus varying sales charges as set forth below. The Distributor, an affiliate of both the Investment Adviser and Merrill Lynch, acts as the distributor of the shares. Shares may be purchased from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into selected dealer agreements. The minimum initial purchase in the Fund is $1,000 and the minimum subsequent purchase in the Fund is $50, except that for (i) retirement plans the minimum initial purchase in the Fund is $100 and the minimum subsequent purchase is $1, and (ii) for shareholders who are participants in a Mutual Funds Adviser ("MFA") program administered by Merrill Lynch, the minimum initial purchase is $250 and the minimum subsequent purchase is $50. Merrill Lynch charges its customers a processing fee (currently $5.35) to confirm a sale of shares to such customers.

  The Fund issues four classes of shares under the Merrill Lynch Select PricingSM System, which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Class A and Class D shares are sold to investors choosing the initial sales charge alternative and Class B and Class C shares are sold to investors choosing the deferred sales charge alternative. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to ongoing account maintenance and distribution fees and a possible CDSC if shares are redeemed during the applicable CDSC period. A discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select PricingSM System is set forth under "Merrill Lynch Select PricingSM System" on page 4.

  Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges, distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares of the Fund each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D distribution plan). See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."

  Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSC and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.

  The following tables set forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select PricingSM System.


                                             ACCOUNT
                                           MAINTENANCE  DISTRIBUTION       CONVERSION
  CLASS          SALES CHARGE(/1/)             FEE           FEE             FEATURE
--------------------------------------------------------------------------------------------
    A          Maximum 4.00% initial            No           No                 No
              sales charge(/2/),(/3/)
--------------------------------------------------------------------------------------------
    B     CDSC for a period of four years,     0.25%        0.50%      B Shares convert to
             at a rate of 4.00% during                                D shares automatically
          the first year, decreasing 1.0%                              after approximately
               annually to 0.0%(/4/)                                      ten years(/5/)
--------------------------------------------------------------------------------------------
    C          1.0% CDSC for one year          0.25%        0.55%               No
            decreasing to 0.0% after the
                  first year(/6/)
--------------------------------------------------------------------------------------------
    D          Maximum 4.00% initial           0.25%         No                 No
                 sales charge(/3/)

--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. Contingent deferred sales charges are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

                                   (footnotes continued on following page)

(2) Offered only to eligible investors. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares--Eligible Class A Investors."
(3) Reduced for purchases of $25,000 or more and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain fee-based programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a 1.0% CDSC if redeemed within one year. Such CDSC may be waived in connection with certain fee-based programs. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply.
(4)  The CDSC may be modified in connection with certain fee-based programs.
(5) The conversion period for dividend reinvestment shares and the conversion and holding periods for certain retirement plans were modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have an eight-year conversion period. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be "tacked" onto the holding period for the shares acquired.
(6)  The CDSC may be waived in connection with certain fee-based programs.

INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

  Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.

  Sales charges for purchases of Class A and Class D shares of the Fund, computed as indicated below, are reduced on larger purchases. The Distributor may reallow as a discount all or a part of such sales charge to securities dealers with whom it has agreements and will retain any portion of the sales charge not reallowed. If 90% or more of the sales charge is reallowed to a dealer, such dealer may be deemed to be an underwriter within the meaning of the Securities Act and subject to liability as such. The Distributor will retain the entire sales charge on orders placed directly with it. The sales charges applicable to the Fund, expressed as a percentage of the gross public offering price and the net amount invested, and expected dealer discounts, expressed as a percentage of the gross public offering price, are as follows:

                                       CLASS A AND CLASS D SHARES
                          ----------------------------------------------------
                                            SALES LOAD AS A    DISCOUNT TO
                             SALES LOAD      PERCENTAGE OF    SELECT DEALERS
                          AS A PERCENTAGE     NET AMOUNT     AS A PERCENTAGE
AMOUNT OF PURCHASE        OF OFFERING PRICE    INVESTED*     OF OFFERING PRICE
------------------        ----------------- ---------------- -----------------
Less than $25,000........       4.00%             4.17%            3.75%
$25,000 but less than
 $50,000.................       3.75              3.90             3.50
$50,000 but less than
 $100,000................       3.25              3.36             3.00
$100,000 but less than
 $250,000................       2.50              2.56             2.25
$250,000 but less than
 $1,000,000..............       1.50              1.52             1.25
$1,000,000 and more**....       0.00              0.00             0.00

--------
 * Rounded to the nearest one-hundredth percent.
** The initial sales charge may be waived on Class A and Class D purchases of $1,000,000 or more, and on Class A purchases by certain retirement plan investors and participants in certain fee-based programs. If the sales charge is waived in connection with a purchase of $1,000,000 or more, such purchases may be subject to a 1.0% CDSC if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. A sales charge of 0.75% will be imposed on purchases of $1 million or more of Class A or Class D shares by certain 401(k) plans.

  Since securities dealers selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.

  Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends from outstanding Class A shares. Investors that currently own Class A shares of the Fund in a shareholder account, including participants in the Merrill Lynch BlueprintSM Program, are entitled to purchase additional Class A shares of the Fund in that account. Certain employer sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares of the Fund at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by FAM or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided that the program has $3 million or more initially invested in MLAM-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and purchases made in connection with certain fee-based programs. In addition, Class A shares will be offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Fund. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Fund also may purchase Class A or Class D shares of the Fund if certain conditions set forth in the Statement of Additional Information are met (for closed-end funds that commenced operations prior to October 21, 1994). For example, Class A shares of the Fund and certain other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. ("Senior Floating Rate Fund") and, if certain conditions set forth in the Statement of Additional Information are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. ("Municipal Strategy Fund") and Merrill Lynch High Income Municipal Bond Fund, Inc. ("High Income Fund") who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Fund and certain other MLAM-advised mutual funds.

  As to purchase orders received by securities dealers prior to the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York City time) on the day the order is placed with the Distributor, including orders received after the close on the previous day, the applicable offering price will be based on the net asset value determined as of 15 minutes after the close of the NYSE on the day the order is placed with the Distributor, provided the order is received by the Distributor not later than 30 minutes after the close of business on the NYSE (generally 4:00 p.m., New York City time), on that day. If the purchase orders are not received by the Distributor as of 30 minutes after the close of business on the NYSE such orders will be deemed received on the next business day. Any order may be rejected by the Distributor or the Fund. Neither the Distributor nor securities dealers are permitted to withhold placing orders to benefit themselves by a price change. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets, or otherwise.

  Reduced Initial Sales Charges. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention. Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under "Eligible Class A Investors." See "Shareholder Services--Fee-Based Programs."

  Provided applicable threshold requirements are met, either Class A and Class D shares are offered at net asset value to Employee AccessSM Accounts available through authorized employers. Subject to certain conditions Class A and Class D shares are offered at net asset value to shareholders of Municipal Strategy Fund and High Income Fund and Class A shares are offered at net asset value to shareholders of Senior Floating Rate Fund who wish to reinvest in shares of the Fund the net proceeds from a sale of certain of their shares of common stock, pursuant to tender offers conducted by those funds.

  Class D shares are offered at net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant if certain conditions set forth in the Statement of Additional Information are met.

  Class D shares may be offered at net asset value in connection with the acquisition of assets of other investment companies. Class D shares are offered with reduced sales charges and, in certain circumstances, at net asset value, to participants in the Merrill Lynch BlueprintSM Program.

  Additional information concerning these reduced initial sales charges is set forth in the Statement of Additional Information.

DEFERRED SALES CHARGE ALTERNATIVES--CLASS B AND CLASS C SHARES

  Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds.

  The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. As discussed below, Class B shares of the Fund are subject to a four-year CDSC, which declines each year, while Class C shares are subject only to a one-year CDSC. On the other hand, approximately ten years after Class B shares are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of the Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares of the Fund are subject to an account maintenance fee of 0.25% of net assets. Class B and Class C shares of the Fund are subject to distribution fees of 0.50% and 0.55%, respectively, of net assets. See "Distribution Plans." The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.

  Class B and Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. Merrill Lynch compensates its Financial Consultants for selling Class B and Class C shares at the time of purchase from its own funds. See "Distribution Plans" below.

  Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to Financial Consultants for selling Class B and Class C shares, from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Approximately ten years after issuance, Class B shares of the Fund will convert automatically into Class D shares of the Fund, which are subject to an account maintenance fee but no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of the Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

  Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Purchase of Shares--Limitations on the Payment of Deferred Sales Charges" in the Statement of Additional Information. Class B shareholders of the Fund exercising the exchange privilege described under "Shareholder Services--Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

  Contingent Deferred Sales Charges--Class B Shares. Class B shares that are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

  The following table sets forth the rates of the CDSC on Class B shares:

                                                            CONTINGENT DEFERRED
                                                             SALES CHARGE AS A
    YEAR SINCE                                                 PERCENTAGE OF
     PURCHASE                                                  DOLLAR AMOUNT
   PAYMENT MADE                                              SUBJECT TO CHARGE
   ------------                                             -------------------
    0-1....................................................         4.0%
    1-2....................................................         3.0%
    2-3....................................................         2.0%
    3-4....................................................         1.0%
    4 and thereafter.......................................         0.0%

  In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible applicable rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the four-year period. The CDSC will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

  To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged a CDSC at a rate of 2.0% (the applicable rate in the third year after purchase) for shares purchased on or after October 21, 1994.

  The Class B CDSC is waived on redemptions of shares made in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Code) of a shareholder. The Class B CDSC also is waived on redemptions of shares in connection with certain group plans through the Merrill Lynch BlueprintSM Program. See "Shareholder Services--Merrill Lynch BlueprintSM Program." The contingent deferred sales charge is waived on redemption of shares by certain eligible 401(a) and eligible 401(k) plans. The CDSC is also waived for any Class B shares that are purchased by an eligible 401(k) or eligible 401(a) plan and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied Individual Retirement Account and held in such account at the time of redemption and for any Class B shares that were acquired and held at the time of the redemption in an Employee AccessSM Account available through employers providing eligible 401(k) plans. The Class B CDSC also is waived for any Class B shares that are purchased within qualifying Employee AccessSM Accounts. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information. The terms of the CDSC may be modified for redemptions made in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs."

  Contingent Deferred Sales Charges--Class C Shares. Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class C CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs."

  The following table sets forth the rates of the contingent deferred sales charge on Class C shares of the Fund:

                                                            CONTINGENT DEFERRED
                                                             SALES CHARGE AS A
    YEAR SINCE                                                 PERCENTAGE OF
     PURCHASE                                                  DOLLAR AMOUNT
   PAYMENT MADE                                              SUBJECT TO CHARGE
   ------------                                             -------------------
    0-1....................................................         1.0%
    Thereafter.............................................         0.0%

  In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

  Conversion of Class B Shares to Class D Shares. After approximately ten years (the "Conversion Period"), Class B shares will be converted automatically into Class D shares of the Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of the Fund's net assets, but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for federal income tax purposes.

  In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

  Class B shareholders holding share certificates must deliver such certificates to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. Shares evidenced by certificates that are not received by the Transfer Agent at least one week prior to the Conversion Date will be converted into Class D shares on the next scheduled Conversion Date after such certificates are delivered.

  In general, Class B shares of MLAM-advised equity mutual funds will convert approximately eight years after initial purchase, and Class B shares of MLAM-advised taxable and tax-exempt fixed-income mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.

  The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares ("Class B Retirement Plans"). When the first share of any MLAM-advised mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between MLAM-advised mutual funds and the Class B Retirement Plan was established), all Class B shares of all MLAM-advised mutual funds held in that Class B Retirement Plan will be converted into Class D shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class D shares of the appropriate funds at net asset value per share.

  In the event that all Class B shares of the Fund held in a single account are converted to Class D shares on a Conversion Date, shares representing reinvestment of declared but unpaid dividends on those Class B shares also will be converted to Class D shares; otherwise, only Class B shares purchased through reinvestment of dividends paid will convert to Class D shares on the Conversion Date.

  The Conversion Period may also be modified for retirement plan investors who participate in certain fee-based programs. See "Shareholder Services--Fee-Based Programs."

DISTRIBUTION PLANS

  The Fund has adopted separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.

  The Distribution Plans for Class B, Class C and Class D shares each provide that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class of the Fund, accrued daily and paid monthly, at the annual rate of 0.25% of average daily net assets of the relevant class for Class B, Class C and Class D shares of the Fund in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.

  The Distribution Plans for Class B and Class C shares each provide that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.50% and 0.55%, respectively, of average daily net assets attributable to the relevant class of the Fund, in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Fund in that the CDSC and ongoing distribution fees provide for the financing of the distribution of the Fund's Class B and Class C shares.

  The payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the relevant shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs and the expenses consist of financial consultation compensation.

  The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with the Class B, Class C and Class D shares, and there is no assurance that the Board of Directors of the Fund will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Deferred Sales Charge Alternatives-- Class B and Class C Shares--Conversion of Class B Shares to Class D Shares."

                             REDEMPTION OF SHARES

  The Fund is required to redeem for cash all shares upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption in the case of the Fund's Class A or Class D shares, and is the net asset value per share next determined after the initial receipt of proper notice of redemption, less the applicable CDSC, if any, in the case of the Fund's Class B or Class C Shares. Except for any CDSC that may be applicable to Class B or Class C Shares of the Fund, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their total holdings also will receive upon redemption all dividends declared on the shares redeemed. If a shareholder redeems all of the shares in his account, he will receive, in addition to the net asset value of the shares redeemed, a separate check representing all dividends declared but unpaid. If a shareholder redeems a portion of the shares in his account, the dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

REDEMPTION

  A shareholder wishing to redeem shares may do so by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as their name(s) appears on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. Examples of "eligible guarantor institutions" include most commercial banks and broker dealers (including, for example, Merrill Lynch branch offices). Information regarding other financial institutions that qualify as "eligible guarantor institutions" may be obtained from the Transfer Agent. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days after receipt of a proper notice of redemption.

  At various times the Fund may be requested to redeem shares of the Fund for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time, not exceeding ten days, as it has assured itself that good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

REPURCHASE

  The Fund will also repurchase shares through a shareholder's listed securities dealer. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for purchase is received by the dealer prior to the close of business on the NYSE (generally, 4:00 p.m., New York time) on the day received, and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Fund's Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by the Fund, however, may redeem shares as set forth above.

  Redemption payments will be made within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signatures guaranteed as noted above.

REINSTATEMENT PRIVILEGE--CLASS A AND CLASS D SHARES

  As described in further detail in the Statement of Additional Information, holders of Class A or Class D shares of the Fund who have redeemed their shares have a privilege to reinstate their accounts by purchasing shares of the same class at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  It is the Fund's intention to distribute substantially all of its net investment income, if any. The net investment income of the Fund is declared as dividends daily immediately prior to the determination of the net asset value on that day and is reinvested monthly in additional full and fractional shares of the Fund at net asset value unless the shareholder elects to receive such dividends in cash. The net investment income of the Fund for dividend purposes consists of interest and dividends earned on portfolio securities, less expenses, in each case computed since the most recent determination of net asset value. Expenses of the Fund, including the advisory fee and any account maintenance and/or distribution fees (if applicable), are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. The per share dividends and distributions on Class B and Class C shares will be lower than the per share dividends and distributions on Class A and Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable to the Class B and Class C shares. Similarly, the per share dividends and distributions on Class D shares will be lower than the per share dividends and distributions on Class A shares as a result of the account maintenance fees applicable with respect to the Class D shares. See "Additional Information--Determination of Net Asset Value." Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

  In order to avoid a four percent nondeductible excise tax, a regulated investment company must distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's investment company income, with certain adjustments, for such calendar year, plus 98% of the Fund's capital gain net income for the one-year period ending on October 31 of such calendar year. All net realized long- or short-term capital gains of the Fund, if any, including gains from option and futures contract transactions, are declared and distributed to shareholders annually after the close of the Fund's fiscal year.

  See "Shareholder Services--Automatic Reinvestment of Dividends and Capital Gain Distributions" for information concerning the manner in which dividends and distributions may be automatically reinvested in shares of the Fund. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash, except that any dividend or distribution of less than $10 payable to an account maintained directly with the Fund's Transfer Agent will not be paid in cash but will be reinvested in shares of the Fund. Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of the Fund or received in cash.

FEDERAL INCOME TAXES

  The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). The Fund believes that it will qualify for such treatment. If it so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on the amount it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at corporate rates.

  The Fund contemplates declaring as dividends substantially all of its net investment income. See "Dividends and Distributions." Dividends paid by the Fund from its investment income and distributions of its net realized short-term capital gains are taxable to shareholders as ordinary income. Dividends and distributions will be taxable to shareholders as ordinary income or capital gains, whether received in cash or reinvested in additional shares of the Fund. Merrill Lynch Financial Data Services, Inc., the Fund's transfer agent, will send each shareholder a monthly dividend statement that will include the amount of dividends paid and identify whether such dividends represent ordinary income or capital gains.

  Upon sale or exchange of shares of the Fund, a shareholder will realize short- or long-term capital gain or loss, depending upon the shareholder's holding period in the Fund's shares. However, if a shareholder's holding period in his shares is six months or less, any capital loss realized from a sale or exchange of such shares must be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares. Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. Generally, not later than 60 days after the close of its taxable year. The Fund will provide its shareholders with a written notice designating the amount of capital gain dividends in the different categories of capital gain referred to above. Shareholders should consult their tax advisers regarding the availability and effect of a certain tax election to mark-to-market shares of the Fund held on January 1, 2001. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. The new tax rates for capital gains under the 1997 Tax Act described above apply to distributions of capital gain dividends by regulated investment companies ("RICs") such as the Fund as well as to sales and exchanges of shares in RICs such as the Fund.

  The Fund will invest in securities rated in the lower rating categories of nationally recognized rating organizations, in unrated securities of comparable quality (together with lower-rated securities, "junk bonds") and in high-yield Corporate Loans, as previously described. Some of these junk bonds and high-yield Corporate Loans may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such junk bonds and high-yield Corporate Loans may be treated as dividends for Federal income tax purposes; in such case, if the issuer of the junk bonds or high-yield Corporate Loans is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

  The Fund may recognize interest attributable to it from holding zero coupon securities. Current federal law requires that, for most zero coupon securities, the Fund must accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. In addition, the Fund may invest in pay-in-kind securities on which payments of interest consist of securities rather than cash. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by sales of portfolio securities, if necessary. The Fund may realize a gain or loss from such sales.

  Some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. An investor when establishing an account must certify under penalty of perjury that such number is correct and that he is not otherwise subject to backup withholding.

  No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

  Dividends to shareholders who are nonresident aliens, trusts, estates, partnerships or corporations may be subject to a 30% United States withholding tax unless a reduced rate of withholding is provided under an applicable treaty. Shareholders who are nonresident aliens or foreign entities are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  If a shareholder exercises his exchange privilege within 90 days after the date such shares were acquired to acquire shares in a second Fund ("New Fund"), then the loss, if any, recognized on the exchange will be reduced (or the gain, if any, increased) to the extent the load charge paid to the Fund reduces any load charge such shareholder would have been required to pay on the acquisition of the New Fund shares in the absence of the exchange privilege. Instead, such load charge will be treated as an amount paid for the New Fund shares and will be included in the shareholder's basis for such shares.

  Under another provision of the Code, any dividend declared by the Fund to shareholders of record in October, November, or December of any year and made payable to shareholders of record in such a month will be deemed to have been received on December 31 of such year if actually paid during the following January.

  A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Regulations promulgated thereunder. The Code and Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  The Statement of Additional Information describes the effect of other provisions of the Code on the Fund's shareholders.

  Ordinary income and capital gains dividends may also be subject to state and local taxes.

  Investors are urged to consult their attorneys or tax advisers regarding specific questions as to federal, foreign, state or local taxes.

                            PORTFOLIO TRANSACTIONS

  Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available.

  The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to the policy established by the Board of Directors, the Investment Adviser is primarily responsible for the portfolio decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Affiliated persons of the Fund, including Merrill Lynch, may serve as its broker in over-the-counter transactions conducted on an agency basis.

  The Fund expects that its annual portfolio turnover rate should not exceed 100%; however, during periods when interest rates fluctuate significantly, as they have during the past few years, the Fund's portfolio turnover rate may be substantially higher. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs in the form of commissions and dealer spreads, which are borne directly by the Fund.

                             SHAREHOLDER SERVICES

  The Fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each service and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained with the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gain distributions. These statements will also show any other activity in the account since the previous statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestments of ordinary income dividends and long-term capital gain distributions. A shareholder may make additions to his Investment Account at any time by purchasing shares at the applicable public offering price either through a securities dealer that has entered into a selected dealer agreement with the Distributor or by mail directly to the Transfer Agent, acting as agent for the Distributor.

  Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

AUTOMATIC INVESTMENT PLANS

  Regular additions of Class A, Class B, Class C and Class D shares may be made to an investor's Investment Account by prearranged charges of $50 or more to his regular bank account. Investors who maintain CMA(R) or CBA(R) accounts may arrange to have periodic investments made in the Fund in their CMA(R) or CBA(R) accounts or in certain related accounts in amounts of $100 or more through the CMA(R)/CBA(R) Automated Investment Program.

FEE-BASED PROGRAMS

  Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares that will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class of shares at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at (800) MER-FUND or (800) 637-3863.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Fund, without sales charge, at the net asset value per share next determined on the ex-dividend date of such dividend or distribution. A shareholder may at any time, by written notification to Merrill Lynch, if the shareholder's account is maintained with Merrill Lynch, or by written notification or by telephone call (1-800-MER-FUND) to the Transfer Agent if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends or capital gains distributions paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date, except that any dividend or distribution of less than $10 payable to an account maintained directly with the Fund's Transfer Agent will not be paid in cash but will be reinvested in shares of the Fund. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. Cash payments can also be directly deposited to the shareholder's bank account. No CDSC will be imposed on redemptions of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

SYSTEMATIC WITHDRAWAL PLANS

  A shareholder may elect to receive systematic withdrawal payments from his or her Investment Account in the form of payments by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. A shareholder whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program, subject to certain conditions. With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares-- Deferred Sales Charge Alternatives--Class B and Class C Shares--Contingent Deferred Sales Charges--Class B Shares" and "--Contingent Deferred Sales Charges--Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D shares. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares."

RETIREMENT PLANS

  As described in further detail in the Statement of Additional Information, eligible shareholders of the Fund may participate in a variety of qualified employee benefit plans that are available from Merrill Lynch.

EXCHANGE PRIVILEGE

  U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other MLAM-advised mutual funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated in accordance with the rules of the Securities and Exchange Commission.

  Under the Merrill Lynch Select PricingSM System Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares or the second fund in his account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund.

  Exchanges of Class A and Class D shares are made on the basis of the relative net asset values per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the Class A or Class D shares being exchanged and the sales charge payable at the time of the exchange on the shares being acquired.

  Class B, Class C and Class D shares of the Fund will be exchangeable with shares of the same class of any other MLAM-advised mutual fund.

  Shares of the Fund that are subject to a CDSC will be exchangeable on the basis of relative net asset value per share without the payment of any CDSC that might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund.

  Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class D shares. The period of time that Class A, Class B, Class C or Class D shares are held in a money market fund, however, will not count toward satisfaction of the holding period requirement for reduction of any CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period.

  Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the CDSC schedule applicable to the Fund if such schedule is higher than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the MLAM-advised mutual fund from which the exchange has been made.

  Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for federal income tax purposes. For further information, see "Shareholder Services--Exchange Privilege" in the Statement of Additional Information.

MERRILL LYNCH BLUEPRINTSM PROGRAM

  Class D shares of any of the Fund are offered to participants in the Merrill Lynch BlueprintSM Program ("Blueprint"). In addition, participants in Blueprint who own Class A shares of the Fund may purchase additional Class A shares of the Fund through Blueprint. Blueprint is directed to small investors, group or corporate IRAs and participants in certain affinity groups such as benefit plans, credit unions and trade associations. Investors placing orders to purchase Class A or Class D shares of the Fund through a Blueprint account will acquire such Class A or Class D shares at a reduced sales charge calculated in accordance with the standard Blueprint sales charge schedules. Class B shares of any of the Fund are offered through Blueprint only to members of certain affinity groups. The CDSC will be waived in connection with orders to purchase Class B shares of the Fund through Blueprint provided that the shareholder is a participant in a qualified group plan at the time of purchase. However, services available to Fund shareholders through Blueprint may differ from those available to other Fund shareholders. Orders for purchase and redemption of shares of the Fund may be grouped for execution purposes, which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. There will be no minimum initial or subsequent purchase requirement for participants who are part of an automatic investment plan. Additional information concerning placing orders to purchase through Blueprint, including any annual fees and transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The BlueprintSM Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

                               PERFORMANCE DATA

  From time to time the Fund may include the average annual total return and yield of the Fund for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed separately for the Class A, Class B, Class C and Class D shares of the Fund in accordance with formulas specified by the Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any contingent deferred sales charge that would be applicable to a complete redemption of the investment at the end of the specified period such as in the case of Class B and Class C shares and the maximum sales charge in the case of Class A and Class D shares.

  Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance fees and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all its classes of shares in any advertisement or information including its performance data.

  The Fund also may quote its total return and its aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual or annualized rate of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charge, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or to reduced sales charges in the case of Class A and Class D shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charges and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the contingent deferred sales charge, a lower amount of expenses is deducted. See "Purchase of Shares." The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the Fund at the beginning of each specified period.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

  Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities held by the Fund, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  On occasion, the Fund may compare the performance of the Fund to that of the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. In addition, from time to time the Fund may include the Fund's risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of all classes of the Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York City time) on each day during which the NYSE is open for trading and on any other day on which there is sufficient trading in the Fund's portfolio securities that net asset value might be materially affected but only if on any such day the Fund is required to sell or redeem shares. The net asset value per share of the Fund is computed by dividing the sum of the value of the portfolio securities held by the Fund plus any cash or other assets minus all liabilities by the total number of shares of the Fund outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fee payable to the Investment Adviser and any account maintenance and/or distribution fees payable to the Distributor, are accrued daily.

  The per share net asset value of Class A shares of the Fund generally will be higher than the per share net asset value of Class B, Class C and Class D shares of the Fund, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fee applicable with respect to Class D shares. Moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of the Class B and Class C shares, reflecting the daily expense accruals of the distribution and higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the four classes of the Fund eventually will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

  Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market are valued at the mean of the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. Options on debt securities, which are traded on exchanges, are valued at the last asked price for options written and the last bid price for options purchased. Interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. The Fund employs Merrill Lynch Securities Pricing Service, an affiliate of Merrill Lynch, to provide securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may use a matrix system for valuations. These procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

ORGANIZATION OF THE FUND

  The Fund, a Maryland corporation, is a diversified, open-end management company that was organized on March 13, 1998. The Fund is authorized to issue four hundred million (400,000,000) shares of Common Stock, having a par value $0.10 per share. The shares of Common Stock are divided into four classes, each consisting of one hundred million (100,000,000) shares, designated as follows: "Class A Common Stock," "Class B Common Stock," "Class C Common Stock" and "Class D Common Stock". Each Class A, Class B, Class C and Class D share of Common Stock of the Fund represents an interest in the same assets of the Fund and is identical in all respects to shares of the other classes, except that the Class B, Class C and Class D shares bear certain expenses related to the account maintenance fees associated with such shares, and Class B and Class C shares bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures, as applicable (except that Class B shares have certain voting rights with respect to the Class D Distribution Plan). See "Purchase of Shares." The Directors of the Fund may classify and reclassify the shares of the Fund into additional classes of Common Stock at a future date.

  Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Voting rights for Directors are not cumulative. Shares issued are fully paid and nonassessable and have no preemptive rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities except that, as noted above, Class B, Class C and Class D shares bear certain additional expenses.

CONTROL PERSONS

  As of the date of this Prospectus, the Investment Adviser was the sole shareholder of the Fund. So long as such ownership of shares continues to exceed 25% of the outstanding shares of the Fund, the Investment Adviser will be deemed to control the Fund by virtue of such ownership.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Prospectus.

                            REPORTS TO SHAREHOLDERS

  Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

                             MERRILL LYNCH FINANCIAL DATA SERVICES, INC.
                             P.O. BOX 45289
                             JACKSONVILLE, FLORIDA 32232-5289

  The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

                            ADDITIONAL INFORMATION

  This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act, and the Investment Company Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Commission.

  The Statement of Additional Information, dated April 28, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

YEAR 2000 ISSUES

  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Investment Adviser has sought assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

                                                                       APPENDIX

                     DESCRIPTION OF CORPORATE BOND RATINGS

RATINGS OF CORPORATE BONDS
DESCRIPTION OF CORPORATE BOND RATINGS OF
MOODY'S INVESTORS SERVICE, INC.:

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
    Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
    Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
    Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
    Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

DESCRIPTION OF CORPORATE BOND RATINGS OF
STANDARD & POOR'S RATINGS SERVICES:

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB B
CCCCC
    Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C
    The C rating is reserved for income bonds on which no interest is being paid.

D
    Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR
    Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of bond as a matter of policy.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

  MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.--AUTHORIZATION FORM (PART 1)
-------------------------------------------------------------------------------
NOTE: THIS FORM MAY NOT BE USED FOR PURCHASES THROUGH THE MERRILL LYNCH
   BLUEPRINTSM PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINTSM PROGRAM APPLICATION BY CALLING (800) 637-3766.
-------------------------------------------------------------------------------
1. SHARE PURCHASE APPLICATION
  I, being of legal age, wish to purchase: (choose one)
[_] Class A Shares  [_] Class B Shares  [_] Class C Shares  [_] Class D Shares

of Merrill Lynch Corporate High Yield Fund, Inc. and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A share, I understand that Class D shares will be purchased. Basis for establishing an Investment Account:
    A. I enclose a check for $............ payable to Merrill Lynch Financial
  Data Services, Inc. as an initial investment (minimum $1,000). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.
    B. I already own shares of the following Merrill Lynch mutual funds that would qualify for the Right of Accumulation as outlined in the Statement of Additional Information: Please list all funds. (Use a separate sheet of paper if necessary.)
1. ....................................     4. ................................
2. ....................................     5. ................................
3. ....................................     6. ................................
Name...........................................................................
  First Name                          Initial                          Last
                                                                       Name
Name of Co-Owner (if any)......................................................
                 First Name                   Initial                  Last
                                                                       Name
Address........................................................................
 .................................................... Date......................
                                       (Zip Code)
Occupation.............................     Name and Address of Employer ......
                                            ...................................
                                            ...................................
 .......................................     ...................................
          Signature of Owner                  Signature of Co-Owner (if any)

(In the case of co-owners, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
-------------------------------------------------------------------------------
2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS

     Ordinary Income Dividends               Long-Term Capital Gains
                                             Select
     Select   [_] Reinvest                   One: [_] Reinvest
     One:     [_] Cash                            [_] Cash

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.
IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU: [_] CHECK OR [_] DIRECT DEPOSIT TO BANK ACCOUNT
IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:
I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Corporate High Yield Fund, Inc. Authorization Form.
SPECIFY TYPE OF ACCOUNT (CHECK ONE) [_] CHECKING  [_] SAVINGS

Name on your account ..........................................................

Bank Name .....................................................................

Bank Number ........................ Account Number ...........................

Bank Address ..................................................................

I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Signature of Depositor ........................................................

Signature of Depositor .................................. Date.................
(if joint account, both must sign)
NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED
CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

-------------------------------------------------------------------------------
 MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.--AUTHORIZATION FORM (PART 1)--
                                  (CONTINUED)
-------------------------------------------------------------------------------
NOTE: THIS FORM MAY NOT BE USED FOR PURCHASES THROUGH THE MERRILL LYNCH BLUEPRINTSM PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINTSM PROGRAM APPLICATION BY CALLING (800) 637-3766.
-------------------------------------------------------------------------------

3. SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER

           [                                                      ]

           Social Security Number or Taxpayer Identification Number

  Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed under "Dividends, Distributions and Taxes-Federal Income Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

  INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDER-REPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS
BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS
CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.
 .......................................     ...................................
          Signature of Owner                  Signature of Co-Owner (if any)
-------------------------------------------------------------------------------
4. LETTER OF INTENTION -- CLASS A OR CLASS D SHARES ONLY. (See terms and conditions in the Statement of Additional Information)

                                                    ................., 19......
                                                     Date of Initial Purchase
Dear Sir/Madam:

  Although I am not obligated to do so, I intend to purchase [_] Class A or [_] Class D (choose one) shares of the Merrill Lynch Corporate High Yield Fund, Inc. or any other investment company with an initial sales charge or deferred sales charge for which Merrill Lynch Funds Distributor, Inc. acts as distributor over the next 13 month period which will equal or exceed: [_] $25,000 [_] $50,000 [_] $100,000 [_] $250,000 [_] $1,000,000

  Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Merrill Lynch Corporate High Yield Fund, Inc. Prospectus.

  I agree to the terms and conditions of this Letter of Intention. I hereby irrevocably constitute and appoint Merrill Lynch Funds Distributor, Inc., my attorney, with full power of substitution, to surrender for redemption any or all shares of Merrill Lynch Corporate High Yield Fund, Inc. held as security.

By ....................................     ...................................
         Signature of Owner                        Signature of Co-Owner
                                            (If registered in joint names,
                                             both must sign)

  In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

(1) Name...............................     (2) Name...........................
                                            Account Number.....................
Account Number.........................
-------------------------------------------------------------------------------
5. FOR DEALER ONLY

    Branch Office, Address, Stamp.

--                                   --     We hereby authorize Merrill Lynch
                                            Funds Distributor, Inc. to act as
                                            our agent in connection with
                                            transactions under this
                                            authorization form and agree to
                                            notify the Distributor of any
                                            purchases or sales made under a
                                            Letter of Intention, Automatic
                                            Investment Plan or Systematic
                                            Withdrawal Plan. We guarantee the
--                                   --     Shareholder's signature.
This form when completed should be
mailed to:                                  ...................................
                                                  Dealer Name and Address
  Merrill Lynch Corporate High              By ................................
   Yield Fund, Inc. c/o Merrill               Authorized Signature of Dealer
   Lynch Financial Data Services,           [_][_][_]        [_][_][_][_]
   Inc.                                     Branch-Code      F/C No.
   P.O. Box 45289                           [_][_][_]    [_][_][_][_][_]
   Jacksonville, Florida 32232-5289         Dealer's Customer A/C No.

 MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC. -- AUTHORIZATION FORM (PART 2)
-------------------------------------------------------------------------------

NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR
AUTOMATIC INVESTMENT PLANS ONLY.
-------------------------------------------------------------------------------

1. ACCOUNT REGISTRATION

(Please Print)
Name .......................................       Social Security No. or
    First Name          Initial     Last Name    Taxpayer Identification No.
Name of Co-Owner (if any)...................
                First Name   Initial  Last Name

Address.....................................    Account Number ................
                                                (if existing account)
 ............................................
                                 (Zip Code)
-------------------------------------------------------------------------------

2. SYSTEMATIC WITHDRAWAL PLAN (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

  MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [_] Class A, [_] Class B*, [_] Class C* or [_] Class D shares of the Merrill Lynch Corporate High Yield Fund, Inc. at cost or current offering price. Withdrawals to be made either (check one) [_] Monthly on the 24th day of each month, or [_] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding
business day will be utilized. Begin systematic withdrawal on       or as soon
as possible thereafter.
                                                                 (month)

SPECIFY THE AMOUNT OF THE WITHDRAWAL YOU WOULD LIKE PAID TO YOU (CHECK
ONE): [_] $      of [_] Class A, [_] Class B*, [_] Class C* or [_] Class D
shares in the account.

SPECIFY WITHDRAWAL METHOD: [_] check or [_] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(a)I hereby authorize payment by check
   [_] as indicated in Item 1.
   [_] to the order of.........................................................

Mail to (check one)
   [_] the address indicated in Item 1.
   [_] Name (please print).....................................................

Address .......................................................................

   ..........................................................................

   Signature of Owner...................................   Date...............

   Signature of Co-Owner (if any)............................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Specify type of account (check one): [_] checking [_] savings

Name on your Account...........................................................

Bank Name......................................................................

Bank Number.......................... Account Number...........................

Bank Address...................................................................

 ...............................................................................

Signature of Depositor.................................... Date...............

Signature of Depositor.........................................................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHALL ACCOMPANY THIS APPLICATION.
--------
* Annual withdrawal cannot exceed 10% of the value of shares of such class held in the account at the time the election to join the systematic withdrawal plan is made.

     MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC. -- AUTHORIZATION FORM
                            (PART 2) -- (CONTINUED)
-------------------------------------------------------------------------------
3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

  I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase: (choose one)

      [_] Class A shares        [_] Class B shares
      [_] Class C shares        [_] Class D shares

of the Merrill Lynch Corporate High Yield Fund, Inc. subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

                                            AUTHORIZATION TO HONOR ACH DEBITS
     MERRILL LYNCH FINANCIAL DATA           DRAWN BY MERRILL LYNCH FINANCIAL
            SERVICES, INC.                         DATA SERVICES, INC.


You are hereby authorized to draw an      To...............................Bank
ACH debit each month on my bank                     (Investor's Bank)
account for investment in Merrill
Lynch Corporate High Yield Fund,
Inc., as indicated below:

                                          Bank Address.........................

 Amount of each ACH debit $.........
                                          City...... State...... Zip Code......

 Account No. .......................

Please date and invest ACH debits on      As a convenience to me, I hereby re-
the 20th of each month                    quest and authorize you to pay and
                                          charge to my account ACH debits
beginning .....  or as soon thereafter    drawn on my account by and payable
          (month)                         to Merrill Lynch Financial Data
as possible.                              Services, Inc., I agree that your
                                          rights in respect of each such debit
                                          shall be the same as if it were a
I agree that you are drawing these        check drawn on you and signed per-
ACH debits voluntarily at my request      sonally by me. This authority is to
and that you shall not be liable for      remain in effect until revoked by me
any loss arising from any delay in        in writing. Until you receive such
preparing or failure to prepare any       notice, you shall be fully protected
such debit. If I change banks or          in honoring any such debit. I fur-
desire to terminate or suspend this       ther agree that if any such debit be
program, I agree to notify you            dishonored, whether with or without
promptly in writing. I hereby             cause and whether intentionally or
authorize you to take any action to       inadvertently, you shall be under no
correct erroneous ACH debits of my        liability.
bank account or purchases of fund
shares including liquidating shares
of the Fund and crediting my bank
account. I further agree that if a        .............   ....................
debit is not honored upon                     Date            Signature of
presentation, Merrill Lynch Financial                           Depositor
Data Services, Inc. is authorized to
discontinue immediately the Automatic                     ....................
Investment Plan and to liquidate                         Signature of Depositor
sufficient shares held in my account                       (If joint account,
to offset the purchase made with the                         both must sign)
dishonored debit.

 ..............  .....................     NOTE: IF AUTOMATIC INVESTMENT PLAN
     Date           Signature of          IS ELECTED, YOUR BLANK, UNSIGNED
                      Depositor           CHECK MARKED "VOID" SHOULD ACCOMPANY
                                          THIS APPLICATION.
 ..............  .....................
     Date      Signature of Depositor
                 (If joint account,
                   both must sign)

                               INVESTMENT ADVISER

                          Fund Asset Management, L.P.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR

                     Merrill Lynch Funds Distributor, Inc.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9081
                        Princeton, New Jersey 08543-9081

                                 TRANSFER AGENT

                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                                   CUSTODIAN

                    State Street Bank and Trust Company

                               P.O. Box 351

                        Boston, Massachusetts 02101

                              INDEPENDENT AUDITORS

                           Deloitte & Touche LLP
                                117 Campus Drive
                          Princeton, New Jersey 08540

                                    COUNSEL

                            Rogers & Wells LLP
                                200 Park Avenue
                            New York, New York 10166

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fee Table..................................................................   3
Merrill Lynch Select PricingSM System......................................   4
Investment Objectives and Policies.........................................   8
 Risk Factors in Transactions in Junk Bonds................................  11
 Risk Factors in Transactions in Corporate Loans...........................  12
 Risk Factors in Transactions in Distressed Securities.....................  12
 Investments in Foreign Securities.........................................  13
 Interest Rate Futures and Options Thereon.................................  14
 Other Portfolio Strategies................................................  15
 Investment Restrictions...................................................  17
Performance Information of a Similar Merrill Lynch Fund....................  18
Investment Adviser.........................................................  19
 Code of Ethics............................................................  20
 Transfer Agency Services..................................................  20
Directors..................................................................  20
Purchase of Shares.........................................................  21
 Initial Sales Charge Alternatives--Class A and Class D Shares.............  23
 Deferred Sales Charge Alternatives--Class B and Class C Shares............  25
 Distribution Plans........................................................  29
Redemption of Shares.......................................................  30
 Redemption................................................................  30
 Repurchase................................................................  31
 Reinstatement Privilege--Class A and Class D Shares.......................  31
Dividends, Distributions and Taxes.........................................  32
 Dividends and Distributions...............................................  32
 Federal Income Taxes......................................................  32
Portfolio Transactions.....................................................  35
Shareholder Services.......................................................  35
 Investment Account........................................................  35
 Automatic Investment Plans................................................  36
 Fee-Based Programs........................................................  36
 Automatic Reinvestment of Dividends and Capital Gains Distributions.......  37
 Systematic Withdrawal Plans...............................................  37
 Retirement Plans..........................................................  37
 Exchange Privilege........................................................  37
 Merrill Lynch BlueprintSM Program.........................................  38
Performance Data...........................................................  39
Additional Information.....................................................  40
 Determination of Net Asset Value..........................................  40
 Organization of the Fund..................................................  41
 Control Persons...........................................................  42
Shareholder Inquiries......................................................  42
Reports to Shareholders....................................................  42
Additional Information.....................................................  42
 Year 2000 Issues..........................................................  43
Appendix...................................................................  44

                                                          Code# 19025-0498



LOGO

Merrill Lynch Corporate High Yield Fund, Inc.


                                   (GRAPHIC)

PROSPECTUS

April 28, 1998

Distributor:
Merrill Lynch Funds Distributor, Inc.

This prospectus should be retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

APRIL 28, 1998

                 MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Corporate High Yield Fund, Inc. (the "Fund") is a professionally managed, diversified, open-end investment company that seeks current income and, as a secondary objective, capital appreciation, by investing in a diversified portfolio of lower-rated corporate fixed-income securities such as corporate bonds and notes, convertible securities and preferred stocks. Pursuant to the Merrill Lynch Select PricingSM System, the Fund offers four classes of shares of Common Stock, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select PricingSM System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances.

                               ----------------

  This Statement of Additional Information should be read in conjunction with the Prospectus of the Fund (the "Prospectus") dated April 28, 1998, which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon oral or written request without charge. Copies of the Prospectus can be obtained by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               ----------------

                  FUND ASSET MANAGEMENT -- INVESTMENT ADVISER

             MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                      INVESTMENT OBJECTIVES AND POLICIES

  The primary investment objective of the Fund is to obtain current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, convertible securities and preferred stocks.

  Reference is made to "Investment Objectives and Policies" on page 8 of the Prospectus for a discussion of the investment objectives and policies of the Fund.

TRANSACTIONS IN FUTURES AND OPTIONS THEREON

  As described in the Prospectus, the Fund may purchase and sell interest rate, bond and bond index futures contracts ("futures contracts") for the purpose of hedging its portfolio of fixed-income securities against the adverse effects of anticipated movements in interest rates. The Fund currently trades futures contracts on U.S. Treasury bills, notes and bonds and GNMA mortgage-backed certificates. The Fund may also purchase and sell exchange-traded call and put options on such futures contracts. Set forth below is information concerning options and futures contracts. Reference is made to the Appendix for a more complete description of options and futures transactions.

  Call Options on Futures Contracts. As set forth in the Appendix, a call option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a "long" position in the underlying futures contract at any time up to the expiration of the option. The purchase of an option on a futures contract presents more limited risk than the trading of the underlying futures contract, although, depending on the price of the option compared to either the futures contract upon which it is based, or the underlying debt securities, exercise of the option may or may not be less risky than ownership of the futures contract or underlying debt securities. Like the purchase of a futures contract, the Fund will purchase a call option on a futures contract to hedge against a market advance resulting from declining interest rates when the Fund is not fully invested.

  The writing of a call option on a futures contract may constitute a partial hedge against declining prices of fixed-income securities of the Fund, if the futures price at expiration is below the exercise price of the option. In such event, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's fixed-income investments. Conversely, if the futures price is above the exercise price at any point prior to expiration, the option may be exercised and the Fund would be required to enter into the underlying futures contract at an unfavorable price.

  Put Options on Futures Contracts. As set forth in the Appendix, a put option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a "short" position in the futures contract at any time up to the expiration of the option. The Fund will purchase a put option on a futures contract to hedge its securities against the risk of a decline in market value as a result of rising interest rates.

  The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of fixed-income securities that the Fund intends to purchase, if the futures price at expiration is higher than the exercise price. In such event, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of fixed-income securities that the Fund intends to purchase. Conversely, if the futures price is below the exercise price at any point prior to expiration, the option may be exercised and the Fund would be required to enter into the underlying futures contract at an unfavorable price.

OPTIONS ON DEBT SECURITIES

  As described in the Prospectus, the Fund may purchase put options on debt securities held by the Fund in connection with its hedging strategies and may purchase call options on debt securities under the limited circumstances described below. The Fund is authorized to write (i.e., sell) covered call options and covered put options on debt securities to hedge its portfolio and increase its return. Such instruments, therefore, unlike futures contracts and options thereon, will not be traded solely for hedging purposes. Such options generally have a maximum exercise period of nine months.

  The Fund may write call options that give the holder the right to buy the underlying security covered by the option from the Fund at the stated exercise price. The Fund also may write put options that give the holder the right to sell the underlying security to the Fund at the stated exercise price. The Fund will write only covered options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the options and, in the case of put options, that the Fund will, through its Custodian, have deposited and maintained short-term U.S. Treasury obligations with a securities depository with a value equal to or greater than the exercise price of the underlying securities. The writer of a covered call option has no control over when he may be required to sell his securities since he may be assigned an exercise notice at any time prior to the termination of his obligation as a writer. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security.

  The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. In the former instance, the Fund increases its return by retaining the premium without being required to purchase or sell the underlying security. In the latter case, the Fund increases its return by liquidating the option position at a profit. The amount of the premium will reflect, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. By writing a call, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for so long as the Fund's obligation as a writer continues. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. In addition, in closing out an option position, the Fund may incur a loss. Thus, in some periods the Fund will receive less total return and in other periods greater total return from its option positions than it otherwise would have received from the underlying securities. To the extent that such transactions are engaged in for hedging purposes, any gain (or loss) thereon may offset, in whole or in part, gains (or losses) on securities held in the Fund or increases in the value of securities the Fund intends to acquire. The Fund will attempt to achieve, through the receipt of premiums on covered options, a more consistent average total return than it would otherwise realize from holding the underlying securities alone. To facilitate closing transactions, as described below, the Fund will ordinarily only write options for which a liquid secondary market appears to exist.

  The Fund may engage in closing transactions in order to terminate outstanding options that it has written. To effect a closing transaction, the Fund purchases, prior to the exercise of an outstanding option that it has written, an option of the same series as that on which it desires to terminate its obligation. Profit or loss from a closing purchase transaction will depend on whether the cost of the transaction is more or less than the premium received on the sale of the option plus the related transaction costs.

  The Fund will purchase a call option only where the market price of the underlying security declines substantially following the writing of a call option, and the Fund either re-hedges the security by writing a second call option at a lower exercise price or disposes of the security. In such event, the Fund would usually enter into a closing transaction in connection with the first option it wrote. However, if the first option has been held less than three months, the Fund may desire not to enter into a closing transaction in order to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). In such circumstances, the Fund may purchase a call option in an opening transaction with the same exercise price and expiration date as the option it sold.

  Options referred to herein and in the Fund's Prospectus may be options issued by The Options Clearing Corporation (the "Clearing Corporation"), which are currently traded on the Chicago Board Options Exchange, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange or New York Stock Exchange. Options referred to herein and in the Fund's Prospectus may also be options traded on foreign securities exchanges such as the London Stock Exchange and the Amsterdam Stock Exchange. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options, with the result, in the case of a covered call option, that the Fund will not be able to sell the underlying security until the option expires or until it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

RISK FACTORS IN TRANSACTIONS IN FUTURES AND OPTIONS THEREON

  The trading of futures contracts and options thereon involves the risk of imperfect correlation between movements in the price of the futures contracts or option and the price of the security being hedged. The hedge will not be fully effective where there is imperfect correlation between the movements in the two financial instruments. For example, if the price of the option or futures contract moves more than the price of the hedged security, the Fund would experience either a loss or gain on the option or future that is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts, although such transactions will in any event be entered into solely for hedging purposes.

  The Fund may also purchase futures contracts or options thereon to hedge against a possible increase in the price of securities before the Fund is able to invest its cash in fixed-income securities. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

  Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Fund will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Fund or decreases in the price of securities the Fund intends to acquire.

  The anticipated offsetting movements between the price of the futures or option contracts and the hedged security may be distorted due to differences in the nature of the markets, such as differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

  The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract, subject to the risks of the availability of a liquid offset market described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writer of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security or futures contract.

  Trading limits may also be imposed on the maximum number of contracts that any person may trade on a particular trading day. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Adviser does not believe that trading limits will have any adverse impact on the portfolio strategies for hedging the Fund's investments.

  The trading of futures contracts and options thereon also is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing corporation or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.

  The successful use of transactions in futures contracts and options thereon also depends on the ability of the management of the Fund correctly to forecast the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

  The Commission has issued an order exempting the Fund from certain provisions of the Investment Company Act of 1940 (the "Investment Company Act") in connection with its transactions in interest rate futures contracts and related options. The application for this exemptive order included a number of representations to the Commission regarding the manner in which such trading will be conducted.

                            INVESTMENT RESTRICTIONS

  The Fund has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, including a majority of the shares of the Fund affected (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

  Under the fundamental investment restrictions, the Fund may not:

    1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

    2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

    3. Make investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  Under the non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, the Fund may not:

    a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
  Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

    b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales "against the box."

    c. Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (a "Rule 144A Security") and determined to be liquid by the Fund's Board of Directors are not subject to the limitations set forth in this investment restriction.

    d. Notwithstanding fundamental investment restriction (7) above, the Fund will not borrow amounts in excess of 5% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. In addition, the Fund will not purchase securities while borrowings are outstanding.

  Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions are (i) purchases from or sales to Merrill Lynch of securities in transactions in which Merrill Lynch acts as principal, and (ii) purchases of securities from underwriting syndicates of which Merrill Lynch is a member.

  Lending of Portfolio Securities. Subject to investment restriction (5) above, the Fund from time to time may lend securities from its portfolio to brokers, dealers and financial institutions and receive as collateral cash or United States Treasury securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights of dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. In the event of a default by the borrower, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

  Forward Commitments. U.S. Government securities and corporate debt obligations may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with the Custodian consisting of cash or liquid high grade debt obligations having a market value at all times until the delivery date at least equal to the amount of the forward commitment. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Fund will enter into forward commitment arrangements only with respect to securities in which it may otherwise invest as described under "Investment Objectives and Policies."

  Repurchase Agreements. As described in the Prospectus, the Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. Instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. From time to time, the Fund also may invest in securities pursuant to purchase and sale contracts. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. As a matter of operating policy, the Fund will not enter into repurchase agreements or purchase and sale contracts with greater than seven days to maturity if, at the time of such investment, more than 15% of its total assets would be so invested.

  Foreign Securities. Investments in foreign securities, particularly those of nongovernmental issuers, involve considerations that are not ordinarily associated with investing in domestic issuers. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, the Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives. The Fund will not concentrate its investments in any particular foreign country. The Fund may purchase securities issued in dollar or foreign currency denominations. In the case of any such investment in a security denominated in a foreign currency, the Fund would be subject to the risk of changes in currency exchange rates.

                            MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

  The Directors, officers and portfolio managers of the Fund, their ages, principal occupations for at least the last five years and the public companies for which they serve as directors are set forth below. Unless otherwise stated, the address of each director, officer and portfolio manager is P.O. Box 9011, Princeton, New Jersey 08540-9011.

  Arthur Zeikel (65)--President and Director(1)(2)--Chairman of Fund Asset Management, L.P. ("FAM" or the "Investment Adviser") and Merrill Lynch Asset Management, L.P. ("MLAM") (which terms as used herein include their corporate predecessors) since 1997; President of the Investment Adviser and MLAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997, Director since 1993 and President from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

  Ronald W. Forbes (57)--Director(2)--1400 Washington Avenue, Albany, New York 12222. Associate Professor of Finance, School of Business, State University of New York at Albany since 1989.

  Cynthia A. Montgomery (45)--Director(2)--Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02613. Professor, Harvard Business School, since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, of UNUM Corporation since 1990 and Director of Newell Co. since 1995.

  Charles C. Reilly (66)--Director(2)--9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television since 1986.

  Kevin A. Ryan (65)--Director(2)--127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder, and current Director of The Boston University Center for Advancement of Ethics and Character; Professor of Education at Boston University since 1982; Formerly taught on the faculties of the University of Chicago, Stanford University and Ohio State University.

  Richard R. West (59)--Director(2)--Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, Dean from 1984 to 1993 and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc. (financial printers), Vornado, Inc. (real estate holding company) and Alexander's Inc. (real estate company).

  Terry K. Glenn (57)--Executive Vice President(1)(2)--Executive Vice President of the Investment Adviser and MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Joseph T. Monagle, Jr. (49)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser and MLAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

  Donald C. Burke (37)--Vice President(1)(2)--First Vice President of MLAM since 1997; Director of Taxation of MLAM since 1990; Vice President of MLAM from 1990 to 1997.

  Vincent T. Lathbury, III (57)--Senior Vice President and Portfolio Manager(1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1982 to 1997; Portfolio Manager of the Investment Adviser and MLAM since 1982.

  Aldona Schwartz (49)--Vice President and Portfolio Manager(1)(2)--Vice President of MLAM since 1990.

  Gerald M. Richard (48)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981 and Treasurer since 1984.

  Philip M. Mandel (50)--Secretary(1)(2)--First Vice President of MLAM since 1997; Assistant General Counsel of Merrill Lynch from 1989 to 1997.
--------
(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) The officers of the Fund are officers of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser (see "Investment Advisory Arrangements").

  As of April 17, 1998, the Directors and officers of the Fund as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co., and owned an aggregate of less than 1% of the outstanding shares of the Fund.

  Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of the Investment Adviser. The Fund pays each Director not affiliated with the Investment Adviser (each a "non-affiliated Director") an annual fee of $3,000 plus a fee of $400 per meeting attended, together with such Director's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Directors, with a fee of $900 per year. The Chairman of the Audit Committee is paid an additional annual fee of $1,000.

  The following table sets forth the estimated compensation to be paid by the Fund to the non-affiliated Directors projected through the end of the Fund's first full fiscal year, and the aggregate compensation paid by all registered investment companies advised by MLAM or its affiliate, FAM ("MLAM/FAM-Advised Funds"), to the non-affiliated Directors for the year ended December 31, 1997.

                                                                   AGGREGATE
                                                                  COMPENSATION
                                                PENSION OR       FROM FUND AND
                                            RETIREMENT BENEFITS MLAM/FAM-ADVISED
                               COMPENSATION   ACCRUED AS PART    FUNDS PAID TO
NAME OF DIRECTOR                FROM FUND    OF FUND EXPENSES      DIRECTORS*
----------------               ------------ ------------------- ----------------
Ronald W. Forbes..............    $5,500           None             $153,500
Cynthia A. Montgomery.........    $5,500           None             $153,500
Charles C. Reilly.............    $6,500           None             $313,000
Kevin A. Ryan.................    $5,500           None             $153,500
Richard R. West...............    $5,500           None             $299,000

--------

* The Directors serve on the boards of MLAM/FAM-Advised Funds as follows: Mr. Forbes (29 registered investment companies consisting of 42 portfolios); Ms. Montgomery (29 registered investment companies consisting of 42 portfolios); Mr. Reilly (47 registered investment companies consisting of 60 portfolios); Mr. Ryan (29 registered investment companies consisting of 42 portfolios); and Mr. West (48 registered investment companies consisting of 70 portfolios).

INVESTMENT ADVISORY ARRANGEMENTS

  The Investment Adviser, acts as the investment adviser for the Fund and provides the Fund with management services. The Investment Adviser (the general partner of which is Princeton Services Inc., a wholly owned subsidiary of ML & Co.) is itself a wholly owned affiliate of ML & Co. and has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. ML & Co., Inc. has its principal place of business at 250 Vesey Street, New York, New York 10281.

  The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Similarly, the following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe Limited (MLAM U.K.'s parent), a subsidiary of ML International Holdings, a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Fund pursuant to the Investment Advisory Agreement.

  While the Investment Adviser is at all times subject to the supervision of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio manager for the Fund, who considers information from various sources, makes the necessary investment decisions and effects transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.

  Securities held by the Fund may also be held by other funds for which the Investment Adviser or MLAM acts as an investment adviser or by investment advisory clients of MLAM. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or for other funds for which the Investment Adviser or MLAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Advisory Fee. As compensation for its services to the Fund, the Investment Adviser receives at the end of each month a fee at an annual rate equal to 0.60% of the Fund's average daily net assets.

  Payment of Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with economic research, investment research, trading and investment management of the Fund, as well as the fees of all directors of the Fund who are affiliated persons of ML & Co. or any of its subsidiaries. The Fund pays all other expenses incurred in its operation and a portion of its general administrative expenses. Expenses that will be borne directly by the Fund include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), Commission fees, accounting costs, fees of the non-affiliated Directors, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by the Investment Adviser and the Fund reimburses the Investment Adviser for its costs in connection with such services. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Fund. The Board of Directors of the Fund has determined that this is an appropriate method of allocation of expenses. As required by the Distribution Agreement, the Distributor will pay certain of the expenses of the Fund incurred in connection with the offering of its shares, including the expenses of printing the prospectuses and statements of additional information used in connection with the continuous offering of shares by the Fund. See "Distributor."

DURATION AND TERMINATION

  The Investment Advisory Agreement was initially approved for the period April 28, 1998 to March 31, 2000 by the Board of Directors, including a majority of the disinterested directors, on April 14, 1998, and by the vote of the sole shareholder of the Fund on April 28, 1998. Unless earlier terminated as described below, the agreement will remain in effect until March 31, 2000 and thereafter will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. The agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.

TRANSFER AGENCY SERVICES ARRANGEMENTS

  The Transfer Agent, which is a subsidiary of ML & Co., acts as the Fund's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee of up to $11.00 per Class A or Class D account and up to $14.00 per Class B or Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

                       DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of the Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends as of 15 minutes after the close of business on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York City time) on days that the NYSE is open for business and on any other day on which there is sufficient trading in the Fund's portfolio securities that net asset value might be materially affected but only if on any such day the Fund is required to sell or redeem shares. The NYSE is not open for business on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of shares of the Fund outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fee payable to the Investment Adviser and any account maintenance and/or distribution fees payable to the Distributor, are accrued daily.

  The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution and higher transfer agency fees applicable with respect to

Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distribution which will differ by approximately the amount of the expense accrual differentials between the classes.

  Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market are valued at the mean of the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. Options on debt securities, which are traded on exchanges, are valued at the last asked price for options written and the last bid price for options purchased. Interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. The Fund employs Merrill Lynch Securities Pricing Service ("MLSPS"), an affiliate of Merrill Lynch to provide securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations. These procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

                            PORTFOLIO TRANSACTIONS

  Reference is made to "Investment Objectives and Policies" and "Portfolio Transactions" in the Prospectus.

  Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless such trading is permitted by an exemptive order issued by the Commission. Since over-the-counter ("OTC") transactions are usually principal transactions, affiliated persons of the Fund including Merrill Lynch, may not serve as dealer in connection with transactions with the Fund. Affiliated persons of the Fund may serve as broker for the Fund in over-the-counter transactions conducted on an agency basis. Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Directors have considered all factors deemed relevant, and have made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time.

  The Fund may not purchase securities, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Directors of the Fund that either comply with rules adopted by the Commission or with interpretations of the Commission Staff. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Fund may purchase corporate bonds from an underwriting syndicate of which Merrill Lynch is a member. The rule sets forth requirements relating to, among other things, the terms of an issue of corporate bonds purchased by the Fund, the amount of corporate bonds that may be purchased in any one issue and the assets of the Fund that may be invested in a particular issue.

  The securities in which the Fund invests are traded primarily in the over-the-counter market. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Fund will consist primarily of dealer or underwriter spreads.

  While the Investment Adviser seeks to obtain the best price and execution in effecting transactions in the portfolio securities of the Fund, brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Investment Adviser, the Fund will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services that are in excess of commissions that another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts.

PORTFOLIO TURNOVER

  The rate of portfolio turnover is not a limiting factor when management deems it appropriate to purchase or sell securities. The Fund expects that its annual turnover rate should not generally exceed 100%; however, during periods when interest rates fluctuate significantly, as they have during the past few years, the Fund's portfolio turnover rate may be substantially higher. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs in the form of commissions and dealer spreads, which are borne directly by the Fund. The calculation of the rate of portfolio turnover does not include the purchase or sale of money market securities. High portfolio turnover can be expected to result in the recognition of capital gains and losses. To the extent the Fund distributes short-term capital gains, such distributions will be taxable as dividends. The Fund's ability to enter into certain short-term transactions will be limited by the requirement that gains on certain securities held by the Fund for less than three months may not exceed 30% of its annual gross income for federal income tax purposes.

  The Fund intends to continue to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. See "Dividends, Distributions and Taxes." Accordingly, the Fund's ability to effect certain portfolio transactions may be limited.

                              PURCHASE OF SHARES

  Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  The Fund issues four classes of shares under the Merrill Lynch Select Pricing SM System: Class A and Class D shares are sold to investors choosing the initial sales charge alternatives and Class B and Class C shares are sold to investors choosing the deferred sales charge alternative. Each Class A, Class B, Class C and Class D share of the Fund represents an identical interest in the same portfolio of investments of the Fund and has the same rights except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."

  Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to ongoing account maintenance and distribution fees and a possible CDSC if shares are redeemed during the applicable CDSC period.

  The Merrill Lynch Select PricingSM System is used by more than 50 registered investment companies advised by MLAM or its affiliate, the Investment Adviser. Funds advised by MLAM or the Investment Adviser that use the Merrill Lynch Select PricingSM System, are referred to herein as "MLAM-advised mutual funds."

  The Fund has entered into separate distribution agreements (the "Distribution Agreements") with Merrill Lynch Funds Distributor, Inc. in connection with the continuous offering of each of its classes of shares. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

REDUCED INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

  Reduced Sales Charges. As described generally in the Prospectus, a reduced sales charge is available for any purchase of Class A or Class D shares of the Fund in excess of $25,000. The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing shares for his or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. The term "purchase" also includes purchases by employee benefit plans not qualified under Section 401 of the Code, including purchases by employees or by employers on behalf of employees, by means of a payroll deduction plan or otherwise, of shares of the Fund. Purchases by such a company or non-qualified employee benefit plan will qualify for the quantity discounts discussed above only if the Fund and the Distributor are able to realize economies of scale in sales effort and sales related expense by means of the company, employer or plan making the Fund's Prospectus available to individual investors or employees and forwarding investments by such persons to the Fund and by any such employer or plan bearing the expense of any payroll deduction plan.

  Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase Class A or Class D shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then-current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Funds and of any other MLAM-advised mutual fund. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification, and acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

  Letter of Intention. Reduced sales charges are applicable to purchases through any dealer aggregating $25,000 or more of Class A or Class D shares of the Fund or any other MLAM-advised mutual funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intention in the form provided by the Distributor. The Letter of Intention is available only to investors whose accounts are maintained at the Fund's Transfer Agent. The Letter of Intention is not a binding obligation to purchase any amount of Class A or Class D shares, but its execution will result in the purchaser's paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of the Fund or of other MLAM-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter. The reduced sales charge applicable to the amount covered by the Letter of Intention will be applied only to new purchases. If the total amount of shares purchased does not equal the amount stated in the Letter of Intention, the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on Class A or Class D shares of the Fund purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class D shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser). The first purchase under the Letter of Intention must be five percent of the dollar amount of such Letter. If, during the term of such Letter, a purchase brings the total amount invested to an amount equal to or in excess of the amount indicated in the Letter, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge that would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares of the Fund then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter. An exchange from a MLAM-advised money market fund into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intention in the Fund.

  TMASM Managed Trusts. Class A shares are offered to TMASM Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.

  Merrill Lynch BlueprintSM Program. Class D shares of the Fund are offered to participants in the Merrill Lynch BlueprintSM Program ("Blueprint"). In addition, participants in Blueprint who own Class A shares of the Fund may purchase additional Class A shares of the Fund through Blueprint. Blueprint is directed to small investors, Group IRAs and participants in certain affinity groups such as benefit plans, credit unions and trade associations. Investors placing orders to purchase Class A or Class D shares of the Fund through Blueprint will acquire such Class A or Class D shares at net asset value plus a sales charge calculated in accordance with the Blueprint sales charge schedule (i.e., up to $5,000 at 3.5%. Purchases greater than $5,000 will be at the standard sales charge rate disclosed in the Prospectus). In addition, Class D shares of the Fund are being offered at net asset value plus a sales charge of 0.50% for participants in corporate or group IRA programs placing orders to purchase their shares through Blueprint. However, services (including the exchange privilege) available to Class A and Class D shareholders through Blueprint may differ from those available to other investors in Class A or Class D shares. Class A and Class D shares are offered at net asset value to participants in the Merrill Lynch BlueprintSM Program through the Merrill Lynch Directed IRA Rollover Program ("IRA Rollover Program") available from Merrill Lynch Business Financial Services, a business unit of Merrill Lynch. The IRA Rollover Program is available to custodian rollover assets from Employer Sponsored Retirement and Savings Plans (see definition below) whose Trustee and/or Plan Sponsor offers the Merrill Lynch Directed IRA Rollover Program. Orders for purchases and redemptions of Class A or Class D shares of the Fund may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100 with a $50 minimum for subsequent purchases through Blueprint. Minimum initial or subsequent purchase requirements are waived in connection with automatic investment plans for Blueprint participants. Additional information concerning purchases through Blueprint, including any annual fees and transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The BlueprintSM Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

  Purchase Privileges of Certain Persons. Directors of the Fund, directors and trustees of other MLAM- advised mutual funds, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), and their directors or employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of the Fund at net asset value.

  Class A shares of the Fund and other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. (formerly known as the Merrill Lynch Prime Fund, Inc.) who wish to reinvest the net proceeds from a sale of certain of their shares of common stock of Merrill Lynch Senior Floating Rate Fund, Inc. in shares of the Fund. In order to exercise this investment option, Merrill Lynch Senior Floating Rate Fund, Inc. shareholders must sell their Merrill Lynch Senior Floating Rate Fund, Inc. shares to the Merrill Lynch Senior Floating Rate Fund, Inc. in connection with a tender offer conducted by the Merrill Lynch Senior Floating Rate Fund, Inc. and reinvest the proceeds immediately in the Fund. This investment option is available only with respect to the proceeds of Merrill Lynch Senior Floating Rate Fund, Inc. shares as to which no Early Withdrawal Charge (as defined in the Merrill Lynch Senior Floating Rate Fund, Inc. prospectus) is applicable. Purchase orders from Merrill Lynch Senior Floating Rate Fund, Inc. shareholders wishing to exercise this investment option will be accepted only on the day that the related Merrill Lynch Senior Floating Rate Fund, Inc. tender offer terminates and will be effected at the net asset value of the Fund at such day.

  Employee AccessSM Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee AccessSM Accounts available through authorized employers. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

  Closed-End Fund Investment Option. Class A shares of the Fund and other MLAM-advised mutual funds ("Eligible Class A Shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Investment Adviser or MLAM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select PricingSM System commenced operations) and wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A Shares of the Fund. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Fund and other MLAM-advised mutual funds ("Eligible Class D Shares"). In order to exercise this investment option, closed-end fund shareholders must (i) sell their closed-end fund shares through Merrill Lynch and reinvest the proceeds immediately in the Eligible Class A or Class D Shares of the Fund, (ii) either have acquired the shares in the closed-end fund's initial public offering or through reinvestment of dividends earned on shares purchased in such offering, (iii) have maintained their closed-end fund shares continuously in a Merrill Lynch account, and (iv) purchase a minimum of $250 worth of Fund shares. Similarly, Class D shares of the Fund are offered at a net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. ("Municipal Strategy Fund") and Merrill Lynch High Income Municipal Bond Fund, Inc. ("High Income Fund") who wish to purchase shares of the Fund with the net proceeds from a sale of certain of their shares of common stock of Municipal Strategy Fund and High Income Fund pursuant to a tender offer by Municipal Strategy Fund or High Income Fund. This investment option is available only with respect to the proceeds of Municipal Strategy Fund shares as to which no CDSC (as defined in the Municipal Strategy Fund prospectus) is applicable, or with respect to the proceeds of High Income Fund shares as to which no Early Withdrawal Charge (as defined in the High Income Fund prospectus) is applicable.

  Class D shares of the Fund are offered at the net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: First, the investor must advise Merrill Lynch that he or she will purchase Class D shares of the Fund with proceeds from a redemption of such shares of other mutual funds and that such shares have been outstanding for a period of no less than six months. Second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must have been maintained in the interim in cash or a money market fund.

  Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where

Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice"), if the following conditions are satisfied: First, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and such fund was subject to a sales charge either at the time of purchase or on a deferred basis. Second, such purchase of Class D shares must be made within 90 days after such notice.

  Class D shares of the Fund are offered at net asset value, without sales charge, to an investor who has a business relationship with a Financial Consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied. First, the investor must advise Merrill Lynch that it will purchase Class D shares with proceeds from a redemption of shares of a mutual fund that was sponsored by the Financial Consultant's previous firm and imposed a sales charge either at the time of purchase or on a deferred basis. Second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

  Acquisition of Certain Investment Companies. The public offering price of Class D shares of the Fund may be reduced to the net asset value per Class D share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. The value of the assets or company acquired in a tax-free transaction may in appropriate cases be adjusted to reduce possible adverse tax consequences to the Fund that might result from an acquisition of assets having net unrealized appreciation that is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of the Fund.

  The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities that (i) meet the investment objectives and policies of the Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of the Fund's portfolio securities shall at all times remain within its control); and (iii) are liquid securities, the value of which is readily ascertainable, which are not restricted as to transfer either by law or liquidity of market (except that the Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits on acquisition of such securities set forth under "Investment Objective and Policies" herein).

  Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

EMPLOYER-SPONSORED RETIREMENT OR SAVINGS PLANS AND CERTAIN OTHER ARRANGEMENTS

  Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any MLAM-advised mutual fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

DISTRIBUTION PLAN

  Reference is made to "Purchase of Shares--Deferred Sales Charge
Alternatives--Class B and Class C Shares--Distribution Plan" in the Prospectus for certain information with respect to the separate distribution plans of the Fund for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

  Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, each Distribution Plan provides that the Distributor shall provide and the directors shall review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid to the Distributor. In their consideration of each Distribution Plan, the directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of directors who are not "interested persons" of the Fund, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders of the Fund, and all material amendments are required to be approved by the vote of directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

  The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges, such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fees. The maximum sales charge rule is applied separately by each class of the Fund. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to the sum of (1) 6.25% of eligible gross sales of Class B shares and Class C shares of the Fund, computed separately (defined to exclude shares issued pursuant to dividend reinvestment and exchanges) and (2) interest on the unpaid balance for the respective class and portfolio computed separately at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with Class B shares in the Fund is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charge at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fees. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances, payment in excess of the amount payable under the NASD formula will not be made.

                             REDEMPTION OF SHARES

  The right to redeem shares or to receive payment with respect to any redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund. Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time.

REPURCHASE

  The Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the NYSE on the day received and is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE (generally 4:00 p.m., New York City time), on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE (generally 4:00 p.m., New York City time), in order to obtain that day's closing price.

  For shareholders submitting their shares for repurchase through listed securities dealers, payment for fractional shares will be made by the Transfer Agent directly to the shareholder and payment for full shares will be made by the securities dealer within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signatures guaranteed as noted in the Prospectus.

REINSTATEMENT PRIVILEGE

  Shareholders who have redeemed Class A or Class D shares of the Fund, including redemption through repurchase by the Fund, have a one-time privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of the Fund at the net asset value of such shares without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised as follows. A notice to exercise this privilege along with a check for the amount to be reinstated must be received by the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds. The reinstatement privilege is a one-time privilege and may be exercised by the shareholder only the first time such shareholder makes a redemption. A redemption resulting in a gain is a taxable event whether or not the reinstatement privilege is exercised. A redemption resulting in a loss will not be a taxable event to the extent the reinstatement privilege is exercised, and an adjustment will be made to the shareholder's tax basis in shares acquired pursuant to the reinstatement to reflect the disallowed loss.

  If a shareholder disposes of shares within 90 days of their acquisition and subsequently reacquires shares of the Fund pursuant to the reinstatement privilege, then the shareholder's tax basis in those shares disposed of will be reduced to the extent the load charge paid to the Fund upon the shareholder's initial purchase reduces any load charge such shareholder would have been required to pay on the subsequent acquisition in absence of the reinstatement privilege. Instead, such load charge will be treated as an amount paid for the subsequently acquired shares and will be included in the shareholder's tax basis for such shares.

DEFERRED SALES CHARGE--CLASS B AND CLASS C SHARES

  As discussed in the Prospectus under "Purchase of Shares--Alternative Sale Arrangements--Deferred Sales Charge Alternative--Class B and Class C Shares," while Class B shares of the Fund redeemed within four years of purchase are subject to a contingent deferred sales charge under most circumstances, the charge is waived on redemptions of Class B shares in certain instances including in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability of a Class B shareholder. Redemptions for which the waiver applies in the case of such withdrawals are: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA; or (b) any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability.

  Merrill Lynch BlueprintSM Program. Class B shares of the Fund are offered to certain participants in the Merrill Lynch BlueprintSM Program ("Blueprint"). Blueprint is directed to small investors and participants in certain affinity groups such as trade associations and credit unions. Class B shares are offered through Blueprint only to members of certain affinity groups. The contingent deferred sales charge is waived for shareholders who are members of certain affinity groups at the time orders to purchase Class B shares are placed through Blueprint. However, services (including the exchange privilege) available to Class B shareholders through Blueprint may differ from those available to other Class B investors. Orders for purchases and redemptions of Class B shares may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100 with a $50 minimum for subsequent purchases through Blueprint. Minimum investment amounts are waived in connection with automatic investment plans for Blueprint participants. Additional information concerning these Blueprint programs, including any annual fees or transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The BlueprintSM Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  Reference is made to "Dividends, Distributions and Taxes" on page 33 of the Prospectus.

FEDERAL INCOME TAXES

  The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). The Fund intends to distribute substantially all of such income.

  Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Recent legislation creates additional categories of capital gains taxable at different rates. Although the legislation does not explain how gain in these categories will be taxed to shareholders of RICs, it authorizes regulations applying the new categories of gain and the new rates to sales of securities by RICs. In the absence of guidance, there is some uncertainty as to the manner in which the categories of gain and related rates will be passed through to the shareholders in capital gain dividends. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Although the Fund may invest in certain municipal securities, it is not anticipated that any portion of the dividends paid by the Fund will qualify for tax-exempt treatment to shareholders.

  Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not otherwise subject to backup withholding.

  Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

  No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period of the converted Class B shares.

  A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as the Fund, if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's investment company income, with certain adjustments, for such calendar year, plus 98% of the Fund's capital gain net income for the one-year period ending on October 31, of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. While the Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements.

  Only dividends paid by the Fund that are attributable to dividends received by the Fund will qualify for the 70% dividends-received deduction for corporations. In addition, corporate shareholders must have held their shares in the Fund for more than 45 days to qualify for the deduction on dividends paid by the Fund. Because most of the income of the Fund will be interest income, rather than dividends on common or preferred stock, it is unlikely that any substantial proportion of its distributions will be eligible for the dividends-received deduction available for corporations under the Code.

  Dividends to shareholders who are nonresident aliens, trusts, estates, partnerships or corporations may be subject to a 30% United States withholding tax unless a reduced rate of withholding is provided under an applicable tax treaty. Shareholders who are nonresident aliens or foreign entities are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent sections of the Code and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change by legislative or administrative action.

TAX TREATMENT OF TRANSACTIONS IN OPTIONS ON DEBT SECURITIES, FUTURES CONTRACTS AND OPTIONS THEREON

  The Fund may purchase and sell interest rate futures contracts and may write and purchase call and put options on such futures contracts and on certain debt securities. The Fund may write or purchase options that will be classified as "nonequity options" under the Code. Generally, gain and loss resulting from transactions in options on debt securities, as well as gain and loss from transactions in futures contracts and options thereon, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss"). In the case of the exercise or assignment of an option on a debt security, the premium paid or received by the Fund generally will adjust the gain or loss on disposition of the underlying security.

  Any option or futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. The capital gains and losses of the Fund will be combined in each fiscal year to determine the capital gains and losses of the Fund, as described above.

  In addition, the Fund's trading strategies may constitute "straddle" transactions with futures contracts, options thereon and options on debt securities. "Straddles" may affect the taxation of futures contracts and options, and may cause the postponement of recognition of losses incurred in certain closing transactions.

  The requirements for classification as a regulated investment company may restrict the Fund's ability to engage in certain options and futures contract transactions. The Fund expects to obtain a private letter ruling from the Internal Revenue Service providing the Fund with relief from certain provisions of the Code that might otherwise affect its ability to engage in such transactions.

                             SHAREHOLDER SERVICES

  The Fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Fund, the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions.

  The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. A shareholder may make additions to his Investment Account at any time by mailing a check directly to the Fund's Transfer Agent.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Fund's Transfer Agent.

  Shareholders considering transferring their Class A shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares

(paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the transfer agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the transfer agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account with Merrill Lynch for those shares.

AUTOMATIC INVESTMENT PLANS

  A shareholder may make additions to an Investment Account (as described in the Prospectus under "Shareholder Services--Investment Account" on page 31) at any time by purchasing Class A shares (if he or she is an eligible Class A investor as described in the Prospectus) or Class B, Class C or Class D shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Fund's Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Fund's Automatic Investment Plan whereby the Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. For investors who buy shares of the fund through Blueprint no minimum charge to the investors' bank accounts is required. An investor whose shares of the Fund are held within a CMA(R) or CBA(R) account may arrange to have periodic investments made in the Fund in amounts of $100 or more ($1 for retirement accounts) through the CMA(R)/CBA(R) Automated Investment Program.

FEE-BASED PROGRAMS

  Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares that will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at (800) MER-FUND or (800) 637-3863.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  Unless specific instructions to the contrary are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing to receive either their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed or direct deposited on or about the payment date.

  Shareholders may, at any time, notify Merrill Lynch in writing if the shareholder's account is maintained with Merrill Lynch or notify the Transfer Agent in writing or by telephone (1-800-MER-FUND), if their account is maintained with the Transfer Agent, that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa, and commencing ten days after receipt by the transfer agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

SYSTEMATIC WITHDRAWAL PLANS

  A shareholder of the Fund may elect to make systematic withdrawals from an Investment Account of Class A, Class B, Class C or Class D shares in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or upon the current net asset value, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

  At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York City time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed or the direct deposit of the withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in shares of the Fund. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor.

  Withdrawal payments should not be considered as dividends, yields or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be correspondingly reduced. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account from which the shareholder has elected to make systematic withdrawals.

  Alternatively, a shareholder whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R)/CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account five business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automatic Investment Program. For more information on the CMA(R)/CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.

  With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares-- Contingent Deferred Sales Charges--Class B Shares" and "--Contingent Deferred Sales Charges--Class C Shares" in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D shares. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares-- Conversion of Class B Shares to Class D Shares" in the Prospectus; if an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her Financial Consultant.

                               RETIREMENT PLANS

  Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

RETIREMENT PLAN

  Any Retirement Plan that does not meet the qualifications to purchase Class A or Class D shares at net asset value may purchase Class B shares with a waiver of the CDSC upon redemption if the following qualifications are met. The CDSC is waived for any Eligible 401(k) Plan redeeming Class B shares and is also waived for Class B redemptions from a 401(a) plan qualified under the Code, provided that each such plan has the same or an affiliated sponsoring employer as an Eligible 401(k) Plan purchasing Class B shares ("Eligible 401(a) Plan"). Other tax qualified retirement plans within the meaning of
Section 401(a) and 403(b) of the Code that are provided specialized services (e.g., plans whose participants may direct on a daily basis their plan allocations among a menu of investments) by independent administration firms contracted through Merrill Lynch may also purchase Class B shares with a waiver of the CDSC. The CDSC is also waived for any Class B shares that are purchased by an Eligible 401(k) Plan or Eligible 401(a) Plan and are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC is also waived for shares purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. The minimum initial and subsequent purchase requirements are waived in connection with all the above-referenced Retirement Plans.

                              EXCHANGE PRIVILEGE

  U.S. shareholders of each class of shares of the Fund have an exchange privilege with certain other MLAM- advised mutual funds. Under the Merrill Lynch Select Pricing SM System, Class A shareholders may exchange Class A shares of the Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class B, Class C and Class D shares of the Fund will be exchangeable with shares of the same class of other MLAM-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain MLAM-advised money market funds specifically designated below as available for exchange by holders of Class A, Class B, Class C or Class D shares. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

  Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of another MLAM-advised mutual fund ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charge paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of the Fund generally may be exchanged into the Class A or Class D shares of the other funds or into shares of the Class A and Class D money market funds with a reduced or without a sales charge.

  In addition, each of the funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, ("new Class B or Class C shares") of another MLAM-advised mutual fund on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the fund exercising the exchange privilege will continue to be subject to the fund's CDSC schedule if such schedule is higher than the CDSC relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the higher of the Fund's CDSC schedule or the CDSC relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales load that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Fund's Class B shares for two and a half years. The 2% sales load that generally would apply to a redemption would not apply to the exchange. Two years later the investor may decide to redeem the Class B shares of Merrill Lynch Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by "tacking" the two and a half year holding period of the Fund's Class B shares to the two year holding period for the Merrill Lynch Special Value Fund Class B shares, the investor will be deemed to have held the new Class B shares for more than four years.

  Shareholders also may exchange shares of the Fund into shares of a money market fund advised by the Investment Adviser or its affiliates, but the period of time that Class B or Class C shares are held in a money market fund will not count towards satisfaction of the holding period requirement for purposes of reducing the CDSC or, with respect to Class B shares, towards satisfaction of the conversion period. However, shares of a money market fund that were acquired as a result of an exchange for Class B or Class C shares of the Fund may, in turn, be exchanged back into Class B or Class C shares of any fund offering such shares, in which event the holding period for Class B or Class C shares of that fund will be aggregated with previous holding periods for purposes of reducing the CDSC. Thus, for example, an investor may exchange Class B shares of the Fund for shares of Merrill Lynch Institutional Fund ("Institutional Fund") after having held the Fund's Class B shares for two and a half years and two years later decide to redeem the shares of Institutional Fund for cash. At the time of this redemption, the 2% CDSC that would have been due had the Class B shares of the Fund been redeemed for cash rather than exchanged for shares of Institutional Fund will be payable. If, instead of such redemption the shareholder exchanged such shares for Class B shares of a fund which the shareholder continues to hold for an additional one and a half years, any subsequent redemption will not incur a CDSC.

  To exercise the exchange privilege, shareholders should contact their Merrill Lynch Financial Consultant who will advise the Fund of the exchange. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Shareholders of the Fund, and shareholders of the other funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. The Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

                               PERFORMANCE DATA

  From time to time the Fund may include its average annual total return and other total return data, as well as yield, in advertisements or information furnished to present or prospective shareholders. Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined separately for Class A, Class B, Class C and Class D shares of the Fund in accordance with formulas specified by the Commission and take into account the maximum applicable sales charge.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

  The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and
(2) the maximum applicable sales charge will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charge, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

  In order to reflect the reduced sales charges applicable to certain investors, as described under "Purchase of Shares," the total return data quoted by the Fund in advertisements directed to such investors whose purchases are subject to reduced sales charge, in the case of Class A and Class D shares, or waiver of the contingent deferred sales charge in the case of Class B and Class C shares, may take into account the reduced, and not the maximum, sales charge or may not take into account the contingent deferred sales charge and therefore may reflect greater total return since, due to the reduced sales charge, a lower amount of expenses is deducted.

  On occasion, the Fund may compare its performance to that of the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                            ADDITIONAL INFORMATION

ORGANIZATION OF THE FUND

  The authorized capital stock of the Fund consists of four hundred million (400,000,000) shares of Common Stock, having a par value $0.10 per share. The shares of Common Stock are divided into four classes, each consisting of one hundred million (100,000,000) shares, as follows: "Class A Common Stock," "Class B Common Stock," "Class C Common Stock" and "Class D Common Stock". Each of the Fund's shares has equal dividend, distribution, liquidation and voting rights, except that Class B, Class C and Class D Shares bear certain account maintenance expenses and/or expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such expenditures (except that Class B Shares have certain voting rights with respect to the Class D Distribution Plan). Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of the Fund, when issued, will be fully paid and nonassessable, have no preference, preemptive or similar rights, and will be freely transferable. Exchange and conversion rights are discussed elsewhere herein and in the Prospectus. Stock certificates will be issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case. Holders of shares of the Fund are entitled to redeem their shares as set forth under "Redemption of Shares."

  The Investment Adviser provided the initial capital for the Fund by purchasing 10,000 shares for $100,000. Such shares were acquired for investment and can only be disposed of by redemption. The organizational expenses of the Fund (estimated at approximately $61,000) will be paid by the Fund and will be amortized over a period not exceeding five years. The proceeds realized by the Investment Adviser upon the redemption of any of the shares initially purchased by it will be reduced by the proportional amount of the unamortized organizational expenses that the number of such initial shares being redeemed bears to the number of shares initially purchased. As of the date of this Statement of Additional Information, the Investment Adviser owned 100% of the outstanding shares of Common Stock of the Fund.

  Under a separate agreement Merrill Lynch has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time, or to grant the use of such name to any other company, and the Fund has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

CONTROL PERSONS

  As of the date of this Statement of Additional Information, the Investment Adviser was the sole record and beneficial shareholder of the Fund. So long as such ownership of shares continues to exceed 25% of the outstanding shares of the Fund, the Investment Adviser will be deemed to control the Fund by virtue of such ownership. The mailing address of the Investment Adviser is P.O. Box 9011, Princeton, New Jersey 08543-9011.

COMPUTATION OF OFFERING PRICE PER SHARE

  An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the Fund, based on the projected value of the Fund's estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors, is as follows:

                                  CLASS A     CLASS B     CLASS C     CLASS D
                                ----------- ----------- ----------- -----------
Net Assets..................... $50,000,000 $50,000,000 $50,000,000 $50,000,000
                                =========== =========== =========== ===========
Number of Shares Outstanding...   5,000,000   5,000,000   5,000,000   5,000,000
                                =========== =========== =========== ===========
Net Asset Value Per Share (net
 assets divided by number of
 shares outstanding)........... $     10.00 $     10.00 $     10.00 $     10.00
Sales Charge* (for Class A and
 Class D shares: 4.00% of
 offering price (4.17% of net
 asset value per share)).......         .42          **          **         .42
                                ----------- ----------- ----------- -----------
Offering Price................. $     10.42 $     10.00 $     10.00 $     10.42
                                =========== =========== =========== ===========

--------
 * Rounded to the nearest one hundredth percent, assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares-- Deferred Sales Charge Alternatives--Class B and Class C Shares" in the Prospectus and "Redemption of Shares--Deferred Sales Charge--Class B and Class C Shares" herein.

                             INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540 has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

                                   CUSTODIAN

  State Street Bank and Trust Company, One Heritage Drive, P2N, North Quincy, Massachusetts 02171, acts as the Custodian of the Fund's assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

                                TRANSFER AGENT

  Merrill Lynch Financial Data Services, Inc. 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Fund--Transfer Agency Services" in the Prospectus.

                                  DISTRIBUTOR

  Merrill Lynch Funds Distributor, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 acts as the Fund's Distributor. The Distributor is responsible for soliciting subscriptions and purchases of shares of the Fund. See "Purchase of Shares" in the Prospectus.

                                 LEGAL COUNSEL

  Rogers & Wells LLP, 200 Park Avenue, New York, New York 10166, is counsel for the Fund.

                            REPORTS TO SHAREHOLDERS

  The fiscal year of the Fund ends on March 31 of each year. The Fund sends to its shareholders at least quarterly reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive federal income tax information regarding dividends and capital gains distributions.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,

Merrill Lynch Corporate High Yield Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Corporate High Yield Fund, Inc. as of April 23, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted out audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Merrill Lynch Corporate High Yield Fund, Inc. as of April 23, 1998 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

April 23, 1998

              MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                              APRIL 23, 1998

Assets:
  Cash in Bank........................................................ $100,000
  Prepaid registration fees (Note 3)..................................  109,000
  Deferred organization expenses (Note 4).............................   61,000
                                                                       --------
Total Assets..........................................................  270,000
Liabilities-accrued expenses..........................................  170,000
                                                                       --------
Net Assets (equivalent to $0.10 per share on 2,500 Class A shares of
 Common Stock (par value $0.10), 2,500 Class B shares of Common Stock
 (par value $0.10), 2,500 Class C shares of Common Stock (par value
 $0.10) and 2,500 Class D shares of Common Stock (par value $0.10)
 outstanding with 400,000,000 shares authorized) (Note 1)............. $100,000

--------
Notes to Statement of Assets and Liabilities.

(1) Merrill Lynch Corporate High Yield Fund, Inc. (the "Fund") was organized as a Maryland corporation on March 13, 1998. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,500 Class A shares, 2,500 Class B shares, 2,500 Class C shares and 2,500 Class D shares of Common Stock to Fund Asset Management, L.P. (the "Investment Adviser").

(2) The Fund has entered an investment advisory agreement (the "Investment Advisory Agreement") with the Investment Adviser, and distribution agreements (the "Distribution Agreements") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). (See "Management of the Fund-- Investment Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Fund are officers and/or directors of the Investment Adviser and the Distributor.
(3) Prepaid registration fees are charged to income as the related shares are issued.
(4) Deferred organization expenses will be amortized over a period from the date the Fund commences operations not exceeding five years. In the event that the Investment Adviser (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Investment Adviser (or any subsequent holder) shall bear the unamortized deferred organization expenses.

                                                                       APPENDIX

INTEREST RATE FUTURES, OPTIONS THEREON AND OPTIONS ON DEBT SECURITIES

  The Fund may trade options on debt securities, purchase and sell interest rate, bond and bond index futures contracts ("futures contracts") and purchase and write call and put options on futures contracts. At the date hereof, futures contracts (and options thereon) can be purchased and sold with respect to U.S. Treasury notes and GNMA certificates on the Chicago Board of Trade and with respect to U.S. Treasury bills on the International Monetary Market at the Chicago Mercantile Exchange. Options directly on debt securities are currently traded on the Chicago Board Options Exchange and the American Stock Exchange.

  Futures Contracts. A futures contract creates a binding obligation on the purchaser (the "long") to accept delivery, and the seller (the "short") to make delivery, of the face amount of the security underlying the futures contract in a stated delivery month, at a price fixed in the contract or to make a cash settlement in lieu of actual delivery. A majority of transactions in futures contracts, however, do not result in actual delivery of the underlying security, but are settled through liquidation, i.e., by entering into an offsetting transaction. Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"). Transactions in futures contracts must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market.

  The purchase or sale of a futures contract differs from the purchase or sale of a security in that the total cash value reflected by the futures contract is not paid. Instead, an amount of cash or securities acceptable to the Fund's FCM and the relevant contract market, which varies, but may be 5% or less of the contract amount, must be deposited with the FCM. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the FCM, known as "maintenance" or "variation" margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the FCM, and the Fund realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

  The Fund will deal only in standardized contracts on recognized exchanges. The clearing members of an exchange's clearing corporation guarantee the performance of their futures contracts through the clearing corporation, a nonprofit organization managed by the exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin.

  Options on Futures Contracts. An option on a futures contract gives the purchaser (known as the "holder") the right, but not the obligation, to enter into a long position in the underlying futures contract (i.e., purchase the futures contract), in the case of a "call" option, or to enter into a short position (i.e., sell the futures contract), in the case of a "put" option, at a fixed price (the "exercise" or "strike" price) up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium, the transaction costs and the unrealized profits, if any, although this entire amount may be lost. Upon exercise of the option by the holder, the contract market clearing corporation establishes a corresponding short position for the seller, or "writer" of the option in the case of a call option, or a corresponding long position in the case of a put option, at the strike price. In the event that an option is exercised, the holder will be subject to all the risks associated with the trading of futures contracts. An option becomes worthless when it expires.

  The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the holder of the option may be included in initial margin. The writing of an option on a futures contract involves risks similar to those relating to futures contracts, which are described on page 2.

  A position in an option may be terminated by the purchaser or seller prior to its expiration by effecting a closing purchase or sale transaction, which requires the purchase or writing of an option of the same series (i.e., the same exercise price and expiration date) as the option previously written or purchased. The premium received from the holder on the closing transaction may be more or less than the premium paid for the option, resulting in a gain or loss on the transactions.

  Exercise prices of options are set at specified intervals in relation to the price of the underlying futures contract by the exchange on which they are traded. Exercise prices are initially established when a new expiration cycle commences and additional exercise prices may subsequently be introduced as the futures contract price fluctuates. The expiration of an option is generally based on the expiration of the underlying futures contract.

  The holder of an option exercises it by notifying his broker of his intention to exercise. The broker tenders the exercise notice to the clearing house of the applicable exchange that assigns the notice on a random basis to a broker with a customer who has written and outstanding an option of the same series. That broker then assigns the exercise notice to such customer, generally on a random basis, and the customer is then obligated to enter into the underlying futures contract upon exercise. At that time, the contract market clearing house establishes appropriate long and short futures positions for the holder and writer. A corresponding short position for the writer would be established in the case of a call option, or a corresponding long position would be established in the case of a put option. The parties will then be subject to initial and variation margin requirements with respect to the underlying futures contract. By interposing itself between options writers and purchasers, the clearing house in effect guarantees the performance of the other side to each option purchased or sold.

  Options on Debt Securities. An option on a U.S. Government security gives the holder the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, at the specified strike price up to a stated expiration date. The holder pays a non-refundable premium upon purchasing the option. The maximum amount of risk assumed by the holder is equal to the premium, transaction costs and unrealized profits, if any, although this entire amount may be lost. Upon exercise of the option, the holder purchases or sells the underlying security at the strike price. Options on debt instruments to be traded by the Fund are traded on national securities exchanges regulated by the Commission. The Options Clearing Corporation is interposed between the clearing members that are the parties to each such option, thereby assuring the performance of the parties.

  If a liquid market exists, a position in an option may be terminated by the purchaser or seller prior to expiration by entering into an offsetting purchase or sale transaction in an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or written. The premium paid or received by the trader on the closing transaction may be more or less than the premium paid or received for the option, resulting in a gain or loss on the transaction. If an option is not exercised, it expires worthless to the holder.

  Exercise prices of options are set at specified intervals in relation to the price of the underlying security by the exchange on which they are traded. Exercise prices are initially established when a new expiration cycle commences and additional exercise prices may subsequently be introduced as the price of the security fluctuates.

  The holder of an option exercises it by notifying his broker of his intention to exercise. The broker tenders the exercise notice to the clearing house, which assigns the notice on a random basis to a broker with a customer who has written and outstanding an option of the same series. That broker then assigns the exercise notice to its customer, generally on a random basis. As a call or put writer, the customer is obligated to sell or purchase the underlying security.

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


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


                   [THIS PAGE INTENTIONALLY LEFT BLANK]

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Objectives and Policies........................................   2
 Transactions in Futures and Options Thereon..............................   2
 Options on Debt Securities...............................................   3
 Risk Factors in Transactions in Futures and Options Thereon..............   4
Investment Restrictions...................................................   6
Management of the Fund....................................................   9
 Directors and Officers...................................................   9
 Investment Advisory Arrangements.........................................  11
 Duration and Termination.................................................  12
 Transfer Agency Services Arrangements....................................  13
Determination of Net Asset Value..........................................  13
Portfolio Transactions....................................................  14
 Portfolio Turnover.......................................................  15
Purchase of Shares........................................................  15
 Reduced Initial Sales Charge Alternatives--Class A and Class D Shares....  16
 Employer-Sponsored Retirement or Savings Plans and Certain Other
  Arrangements............................................................  20
 Distribution Plan........................................................  21
 Limitations on the Payment of Deferred Sales Charges.....................  21
Redemption of Shares......................................................  22
 Repurchase...............................................................  22
 Reinstatement Privilege..................................................  22
 Deferred Sales Charge--Class B and Class C Shares........................  23
Dividends, Distributions and Taxes........................................  24
 Dividends and Distributions..............................................  24
 Federal Income Taxes.....................................................  24
 Tax Treatment of Transactions in Options on Debt Securities, Futures
  Contracts and Options Thereon...........................................  25
Shareholder Services......................................................  26
 Investment Account.......................................................  26
 Automatic Investment Plans...............................................  27
 Fee-Based Programs.......................................................  27
 Automatic Reinvestment of Dividends and Capital Gains Distributions......  28
 Systematic Withdrawal Plans..............................................  28
Retirement Plans..........................................................  29
 Retirement Plan..........................................................  30
Exchange Privilege........................................................  30
Performance Data..........................................................  32
Additional Information....................................................  33
 Organization of the Fund.................................................  33
 Control Persons..........................................................  34
 Computation of Offering Price Per Share..................................  34
Independent Auditors......................................................  34
Custodian.................................................................  34
Transfer Agent............................................................  35
Distributor...............................................................  35
Legal Counsel.............................................................  35
Reports to Shareholders...................................................  35
Independent Auditors' Report..............................................  36
Statement of Assets and Liabilities.......................................  37
Appendix..................................................................  38

                                                          Code# 19026-0498

LOGO

Merrill Lynch Corporate High Yield Fund, Inc.


                                   (GRAPHIC)

STATEMENT OF
ADDITIONAL INFORMATION

April 28, 1998

Distributor:
Merrill Lynch Funds Distributor, Inc.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (A) FINANCIAL STATEMENTS

    Contained in Part B:

    Independent Auditors' Report.

    Statement of Assets and Liabilities, as of April 23, 1988.

  (B) EXHIBITS

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
  1      --Articles of Incorporation of the Registrant, dated March 12,
          1998.(a)
  2      --By-Laws of the Registrant.(a)
  3      --None.
  4(a)   --Portions of Articles of Incorporation and By-laws of the Registrant defining the rights of holders of shares of common stock of the
          Registrant.(b)
   (b)   --Form of specimen certificate for shares of Common Stock of the
          Registrant.(c)
  5(a)   --Investment Advisory Agreement between the Registrant and Fund Asset
          Management, L.P. (the "Investment Adviser").(c)
   (b)   --Sub-Advisory Agreement between the Investment Adviser and Merrill
          Lynch Asset Management U.K. Limited.(c)
  6(a)   --Class A Shares Distribution Agreement between the Registrant and
          Merrill Lynch Funds Distributor, Inc. (the "Distributor") (including
          Form of Selected Dealers Agreement).(c)
   (b)   --Class B Shares Distribution Agreement between the Registrant and the
          Distributor (including Form of Selected Dealers Agreement).(c)
   (c)   --Class C Shares Distribution Agreement between the Registrant and the
          Distributor (including Form of Selected Dealers Agreement).(c)
   (d)   --Class D Shares Distribution Agreement between the Registrant and the
          Distributor (including Form of Selected Dealers Agreement).(c)
  7      --None.
  8      --Custodian Contract between the Registrant and State Street Bank and
          Trust Company.(c)
  9(a)   --Transfer Agency, Divided Disbursing Agency and Shareholder Servicing
          Agency Agreement between the Registrant and Merrill Lynch Financial
          Data Services, Inc. (the "Transfer Agent").(c)
   (b)   --Agreement relating to use of name between the Registrant and Merrill
          Lynch & Co., Inc.(c)
 10      --Opinion of Rogers & Wells LLP, counsel for the Registrant.(c)
 11      --Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant.(c)
 12      --None.
 13      --Certificate of Fund Asset Management, L.P.(c)
 14      --None.
 15(a)   --Class B Shares Distribution Plan and Class B Distribution Plan Sub-
          Agreement of the Registrant.(c)

 EXHIBIT
 NUMBER                               DESCRIPTION
 -------                              -----------
   (b)   --Class C Shares Distribution Plan and Class C Distribution Plan Sub-
          Agreement of the Registrant.(c)
   (c)   --Class D Shares Distribution Plan and Class D Distribution Plan Sub-
          Agreement of the Registrant.(c)
 16      --None.
 17(a)   --Financial Data Schedule for Class A Shares.(c)
   (b)   --Financial Data Schedule for Class B Shares.(c)
   (c)   --Financial Data Schedule for Class C Shares.(c)
   (d)   --Financial Data Schedule for Class D Shares.(c)
 18      --Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(d)

--------
(a) Previously filed on March 13, 1998 as an Exhibit to the Registrant's Registration Statement on Form N-1A (File No. 333-47971) under the Securities Act of 1933, as amended (the "Securities Act").
(b) Reference is made to Articles IV, V (Sections 3, 5, 6 and 7), VI, VII and IX of the Registrant's Articles of Incorporation, filed herewith as
     Exhibit 1 to this Registration Statement on Form N-1A; and to Articles II, III (Sections 1, 3, 5 and 6), VI, VII, XIII and XIV of the Registrant's By-Laws, filed herewith as Exhibit 2 of this Registration Statement on Form N-1A.

(c)  Filed herewith.
(d) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund Series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  The Registrant has sold 2,500 Class A shares of its Common Stock, 2,500 Class B shares of its Common Stock, 2,500 shares of its Class C Common Stock and 2,500 Class D shares of its Common Stock to the Investment Adviser for an aggregate of $100,000. The Investment Adviser is the sole shareholder of the Fund. The Investment Adviser is organized as a Delaware limited partnership.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                   NUMBER OF
                                                               RECORD HOLDERS AT
                          TITLE OF CLASS                        APRIL 23, 1998*
                          --------------                       -----------------
     Class A Common Stock, par value $0.10 per share..........          1
     Class B Common Stock, par value $0.10 per share..........          1
     Class C Common Stock, par value $0.10 per share..........          1
     Class D Common Stock, par value $0.10 per share..........          1

    --------
    * The number of holders shown in the table includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION.

  Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

  Insofar as the conditional advancing of indemnification monies for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met and (ii)
(a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant's disinterested, non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF MANAGER.

  Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey

Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management, L.P. ("MLAM"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM and Princeton Services, Inc. ("Princeton Services"), and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Merrill Lynch Financial Data Services, Inc. ("MLFDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since September 30, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of substantially all of the investment companies described in the first two paragraphs of this Item 28 and Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.

                                                                OTHER SUBSTANTIAL BUSINESS,
                                      POSITION WITH                PROFESSION, VOCATION
             NAME                   INVESTMENT ADVISER                 OF EMPLOYMENT
             ----                   ------------------          ----------------------------
 ML & Co.....................  Limited Partner               Financial Services Holding
                                                             Company; Limited Partner of MLAM
 Princeton Services..........  General Partner               General Partner of MLAM.
 Arthur Zeikel...............  Chairman                      Chairman of MLAM; President of
                                                             FAM and MLAM (1977 to 1997);
                                                             Chairman and Director of
                                                             Princeton Services; President of
                                                             Princeton Services (1993
                                                             to 1997); Executive Vice
                                                             President of ML & Co.
 Jeffrey M. Peek.............  President                     President of MLAM; President and
                                                             Director of Princeton Services;
                                                             Executive Vice President of ML &
                                                             Co.
 Terry K. Glenn..............  Executive Vice President      Executive Vice President of MLAM;
                                                             Executive Vice President and
                                                             Director of Princeton Services;
                                                             President and Director of MLFD;
                                                             Director of MLFDS; President of
                                                             Princeton Administrators, L.P.
 Linda L. Federici...........  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services
 Philip L. Kirstein..........  Senior Vice President,        Senior Vice President, General
                               General Counsel and Secretary Counsel, and Secretary of MLAM;
                                                             Senior Vice President, General
                                                             Counsel, Director and Secretary
                                                             of Princeton Services
 Vincent R. Giordano.........  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services
 Elizabeth A. Griffin........  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services
 Norman R. Harvey............  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services
 Michael J. Hennewinkel......  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services
 Ronald M. Kloss.............  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services
 Debra W. Landsman-Yaros.....  Senior Vice President         Senior Vice President of MLAM;
                                                             Vice President of MLFD and Senior
                                                             Vice President of Princeton
                                                             Services
 Stephen M.M. Miller.........  Senior Vice President         Executive Vice President of
                                                             Princeton Administrators, L.P.;
                                                             Senior Vice President of
                                                             Princeton Services
 Joseph T. Monagle, Jr.......  Senior Vice President         Senior Vice President of MLAM;
                                                             Senior Vice President of
                                                             Princeton Services

                                                            OTHER SUBSTANTIAL BUSINESS,
                                    POSITION WITH              PROFESSION, VOCATION
             NAME                 INVESTMENT ADVISER               OF EMPLOYMENT
             ----                 ------------------        ----------------------------
 Michael L. Quinn............  Senior Vice President     Senior Vice President of MLAM;
                                                         Senior Vice President of
                                                         Princeton Services; Managing
                                                         Director and First Vice President
                                                         of Merrill Lynch from 1989 to
                                                         1995
 Richard L. Reller...........  Senior Vice President     Senior Vice President of MLAM;
                                                         Senior Vice President of
                                                         Princeton Services; Director of
                                                         MLFD
 Gerald M. Richard...........  Senior Vice President and Senior Vice President and
                               Treasurer                 Treasurer of MLAM; Senior Vice
                                                         President and Treasurer of
                                                         Princeton Services; Vice
                                                         President and Treasurer of MLFD
 Gregory D. Upah.............  Senior Vice President     Senior Vice President of MLAM;
                                                         Senior Vice President of
                                                         Princeton Services
 Ronald L. Welburn...........  Senior Vice President     Senior Vice President of MLAM;
                                                         Senior Vice President of
                                                         Princeton Services

  (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies; Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Series Trust Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 1, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert and Richard are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                                                              OTHER SUBSTANTIAL BUSINESS,
                                     POSITION WITH               PROFESSION, VOCATION
             NAME                       MLAM U.K.                    OF EMPLOYMENT
             ----                    --------------           ----------------------------
 Arthur Zeikel...............  Director and Chairman       Chairman of the Investment
                                                           Adviser and MLAM; President of
                                                           the Investment Adviser and MLAM
                                                           (1993 to 1997); Chairman and
                                                           Director of Princeton Services;
                                                           President of Princeton Services
                                                           (from 1993 to 1997); Executive
                                                           Vice President of ML & Co.
 Alan J. Albert..............  Senior Managing Director    Vice President of the Investment
                                                           Adviser
 Nicholas C.D. Hall..........  Director                    Director of Merrill Lynch Europe
                                                           PLC; General Counsel of Merrill
                                                           Lynch International Private
                                                           Banking Group
 Gerald M. Richard...........  Senior Vice President       Senior Vice President and
                                                           Treasurer of the Investment
                                                           Adviser and MLAM; Senior Vice
                                                           President and Treasurer of
                                                           Princeton Service; Vice President
                                                           and Treasurer of the MLFD
 Caroll Ann Langham..........  Company Secretary           None
 Debra Anne Searle...........  Assistant Company Secretary None

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Brady, Breen, Fatseas, and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                          POSITION(S) AND OFFICE(S)    POSITIONS AND OFFICES
          NAME                 WITH DISTRIBUTOR           WITH REGISTRANT
          ----            --------------------------   ----------------------
Terry K. Glenn.......... President and Director       Executive Vice President
Richard L. Reller....... Director                               None
Thomas J. Verage........ Director                               None
William E. Aldrich...... Senior Vice President                  None
Robert W. Crook......... Senior Vice President                  None
Michael J. Brady........ Vice President                         None
William M. Breen........ Vice President                         None
Michael G. Clark........ Vice President                         None
James T. Fatseas........ Vice President                         None
Debra W. Landsman-
 Yaros.................. Vice President                         None
Michelle T. Lau......... Vice President                         None
Gerald M. Richard....... Vice President and Treasurer        Treasurer
Salvatore Venezia....... Vice President                         None
William Wasel........... Vice President                         None
Robert Harris........... Secretary                              None

  (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its Transfer Agent (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484)

ITEM 31. MANAGEMENT SERVICES

Other than as set forth under the caption "Investment Adviser" in the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

  (a) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement under the Securities Act.

  (b) The Fund, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act.

                                SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT HAS CAUSED THIS PRE-EFFECTIVE AMENDMENT NO. 2 TO REGISTRANT'S REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 28TH DAY OF APRIL, 1998.

                                       Merrill Lynch Corporate High Yield
                                        Fund, Inc. (Registrant)

                                                 /s/ Arthur Zeikel

                                       By: ______________________________

                                             ARTHUR ZEIKEL, PRESIDENT

                                          (PRINCIPAL EXECUTIVE OFFICER)

  Each person whose signature appears below hereby authorizes each of Arthur Zeikel, Gerald M. Richard and Terry K. Glenn, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including pre-effective or post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS PRE-EFFECTIVE AMENDMENT NO. 2 TO REGISTRANT'S REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

           SIGNATURES                       TITLE                 DATE

       /s/ Arthur Zeikel               President and            April 28, 1998
-------------------------------------   Director (Principal
         ARTHUR ZEIKEL                  Executive Officer)


     /s/ Gerald M. Richard             Treasurer (Principal     April 28, 1998
-------------------------------------   Financial and
       GERALD M. RICHARD                Accounting Officer)


      /s/ Ronald W. Forbes             Director                 April 28, 1998
-------------------------------------
        RONALD W. FORBES

   /s/ Cynthia A. Montgomery           Director                 April 28, 1998
-------------------------------------
     CYNTHIA A. MONTGOMERY


     /s/ Charles C. Reilly             Director                 April 28, 1998
-------------------------------------
       CHARLES C. REILLY


       /s/ Kevin A. Ryan               Director                 April 28, 1998
-------------------------------------
         KEVIN A. RYAN

      /s/ Richard R. West              Director                 April 28, 1998
-------------------------------------
        RICHARD R. WEST

                                 EXHIBIT INDEX

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                              ------------
  4(b)   Form of specimen certificate for shares of Common Stock of the
          Registrant.
  5(a)   Investment Advisory Agreement between the Registrant and Fund Asset
          Management, L.P. (the "Investment Adviser").
   (b)   Sub-Advisory Agreement between the Investment Adviser and Merrill
          Lynch Asset Management U.K. Limited.
  6(a)   Class A Shares Distribution Agreement between the Registrant and
          Merrill Lynch Funds Distributor, Inc. (the "Distributor") (including
          Form of Selected Dealers Agreement).
   (b)   Class B Shares Distribution Agreement between the Registrant and the
          Distributor (including Form of Selected Dealers Agreement).
   (c)   Class C Shares Distribution Agreement between the Registrant and the
          Distributor (including Form of Selected Dealers Agreement).
   (d)   Class D Shares Distribution Agreement between the Registrant and the
          Distributor (including Form of Selected Dealers Agreement).
  8      Custodian Contract between the Registrant and State Street Bank and
          Trust Company.
  9(a)   Transfer Agency, Divided Disbursing Agency and Shareholder Servicing
          Agency Agreement between the Registrant and Merrill Lynch Financial
          Data Services, Inc.
   (b)   Agreement relating to use of name between the Registrant and Merrill
          Lynch & Co., Inc.
 10      Opinion of Rogers & Wells LLP, counsel for the Registrant.
 11      Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant.
 13      Certificate of Fund Asset Management, L.P.
 15(a)   Class B Shares Distribution Plan and Class B Shares Distribution Plan
          Sub-Agreement of the Registrant.
   (b)   Class C Shares Distribution Plan and Class C Shares Distribution Plan
          Sub-Agreement of the Registrant.
   (c)   Class D Shares Distribution Plan and Class D Shares Distribution Plan
          Sub-Agreement of the Registrant.
 17(a)   Financial Data Schedule for Class A Shares.
   (b)   Financial Data Schedule for Class B Shares.
   (c)   Financial Data Schedule for Class C Shares.
   (d)   Financial Data Schedule for Class D Shares.

APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

        Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from this EDGAR Submission file due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

DESCRIPTION OF OMITTED                                LOCATION OF GRAPHIC
  GRAPHIC OR IMAGE                                     OR IMAGE IN TEXT
----------------------                                -------------------
Compass plate, circular                          Back cover of Prospectus and
graph paper and Merrill Lynch                     back cover of Statement of
logo including stylized market                      Additional Information
bull